THE ALGER AMERICAN FUND



                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                           INCOME AND GROWTH PORTFOLIO

                                 ALGER AMERICAN
                               BALANCED PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO





                                  ANNUAL REPORT
                                DECEMBER 31, 2002



                                     [logo]

                                                                JANUARY 24, 2003

Dear Shareholders,

The year ended December 31, 2002 had a Jekyll-and-Hyde character. The economy gradually recovered from the recession of 2001; that was the good side. The markets, however, stumbled badly. For the year, the economy grew an estimated 2.5%. However, the Dow Jones Industrial Average was down 15%, the S&P 500 lost 22%, and the Nasdaq was down 31%. It was the third year in a row that the Dow posted negative returns, which hadn't happened since 1939-1941. Perhaps the only reassuring aspect of these statistics is that only once in its history has the Dow posted four down years in a row, and that makes it highly unlikely that 2003 will repeat the pattern of 2000-2002.

Obviously, given the results of the major indices, the bulk of equity mutual funds had negative returns. Growth funds, which typically lead the market during an up period, were especially hard hit. Corporate America, and to a lesser degree corporations internationally, pared back their capital expenditures on technology. After substantial spending in the late 1990s, companies focused on making the most productive use of their information technologies. While this is a normal part of an innovation cycle, in the short-term it can look like contraction. In fact, companies are becoming increasingly efficient because they are only now making productive use of the new technologies acquired in the late 1990s and into 2000. But rather than spending more, companies drew down their inventories, cleaned up their balance sheets, pared back their labor force, and improved operating margins. Productivity remains extremely high and consumer spending, which now accounts for more than two-thirds of GDP, remained at healthy levels. Unemployment rose to 6.0% and much of the job loss was in the manufacturing, finance and travel industries; the manufacturing job loss in particular is part of a multi-year shift in the U.S. economy away from manufacturing and toward services.

Looking at the year in perspective, it should be clear that the economic situation should have been worse. The United States was caught in a "perfect storm:" a combination of the severe equity decline, the consolidation and commoditization of the tech industry, the political and economic aftershocks of 9/11, and, finally, the crisis of investor confidence in the wake of Wall Street scandals that began with Enron and then expanded to include not only other companies such as WorldCom, but Wall Street research and investment practices as well. Yet this perfect storm did not derail the economy. For sure, it has hurt economic growth and several sectors have suffered. The past few years have been painful, but the economy has weathered a remarkable series of shocks. Perfect storms are rare and we doubt that the future will pose challenges as grave as the ones that have already confronted us, even with the continued threat of international terrorism and rogue states.

PORTFOLIO MATTERS

ALGER AMERICAN GROWTH PORTFOLIO

The Alger American Growth Portfolio declined 32.99% in 2002, while its benchmark, the Russell 1000 Growth Index, lost 27.89%. The portfolio benefited from a market-wide upswing in the fourth quarter, rising 2.88% during the final three months of the year, but could not erase earlier losses that were attributable to the 2002 widespread stock market downturn and anemic capital spending trend. Gains from consumer staple stocks were offset by losses in other sectors, including consumer discretionary, industrials, and information technology. During the course of the year, the portfolio reduced its holdings in financials by approximately one third. Health care accounted for more than 25% of holdings at December 31, yet the portfolio is diversified across an array of other sectors. Therefore, we believe the portfolio is poised to benefit from anticipated growth in 2003.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

For the year ended December 31, 2002, the Alger American Small Capitalization Portfolio declined 26.22%. Its benchmark, the Russell 2000 Growth Index, however, lost 30.27%. Investments in the banking and insurance segments of the financials sector were among the portfolio's best performers for the year, while the information technology and health care holdings struggled. Strong security selection across sectors as well as an underweighting in the technology sector helped the fund outperform the benchmark in this difficult year. Still, as of December 31, health care and information technology stocks represented more than 40% of the portfolio, reflecting our generally positive economic and market outlook for 2003.

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO

The Alger American Income and Growth Portfolio declined 31.10% for the year ended December 31, 2002, while the Russell 1000 Growth Index slipped 27.89%. During the fourth quarter, investor interest in the technology and telecommunications sectors helped the portfolio gain 3.87%. As with most other equity investments, however, the portfolio's 2002 performance was ultimately hindered by lingering economic uncertainty as well as stock market malaise linked to corporate scandals and disappointing profits. For the full year, modest gains in consumer staples -- which accounted for approximately 6% of holdings on average in 2002 -- made the largest positive contribution to performance, but could not offset losses in the portfolio's other sectors, particularly information technology. We continue to pursue a diversified investment strategy for the portfolio, consistent with our cautious expectations of renewed growth for 2003.

ALGER AMERICAN BALANCED PORTFOLIO

Echoing the performance trend of 2001, gains in the Alger American Balanced Portfolio's fixed-income holdings offset much of the losses produced by its equity investments. In 2002, the portfolio declined 12.29%, compared with a gain of 11.02% for the Lehman Brothers Government/Credit Bond Index and a loss of 27.89% for the Russell 1000 Growth Index. Strong stock market performance in the fourth quarter helped the portfolio gain 1.53% during that period. Information technology stocks accounted for the most significant equity losses in 2002, while modest gains in the consumer staples segment provided the main support to equity performance. At year end, health care and information technology stocks together represented approximately half of the portfolio's equity holdings. The most significant investment shift occurred in the consumer discretionary sector, which grew to represent more than 15% of the portfolio as of December 31. Despite short-term uncertainty stemming from rising tensions in Iraq and North Korea, we believe the portfolio has the potential to benefit from improved economic conditions in 2003.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

For the year ended December 31, 2002, the Alger American MidCap Growth Portfolio declined 29.54% versus a 27.40% drop in the Russell Midcap Growth Index. During the fourth quarter, renewed investor enthusiasm for equities in general helped the portfolio rise in October and November but the momentum couldn't be sustained in December, as the portfolio slid 7.71% for the month. For the year as a whole, the portfolio experienced losses in almost all sectors in which it invested. The main drag on performance came from losses in information technology stocks, led by those in the semiconductor equipment and products segment. Positive performance was seen in several consumer discretionary and health care segments, including hotels, restaurants and leisure, and health care equipment and supplies. During the year, we increased the portfolio's exposure to consumer discretionary stocks and lowered its allocation of information technology investments. For the remainder of 2003, we are encouraged by the prospect of increased economic growth and corporate profits, and believe that our research-driven stock selection process will position the portfolio for future success.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

The Alger American Leveraged AllCap Portfolio declined 33.91% during 2002, while the Russell 3000 Growth Index fell 28.05%. Despite the market's strong start to the fourth quarter, the portfolio declined 2.80% during that three-month period. Losses were widespread, with those from information technology stocks -- which made up approximately 20% of the portfolio on average during the year -- weighing most heavily on returns. For the year as a whole, gains were limited, with slight upticks in leisure equipment and products, and information technology consulting and services, for example. Over the course of the year, health care was the largest component of the portfolio, with an average weighting of approximately 30%. Going forward, we continue to weight our holdings toward health care, information technology, and other stocks we believe offer long-term growth potential. We think that a combination of improving financial conditions in 2003 and our research-driven stock selection process should benefit the portfolio's performance for the year.

LOOKING AHEAD

The economy appears to be in a period of slow, sustainable economic growth. International uncertainties, investor wariness, and high energy prices are concerns, but even factoring those in, we anticipate that the overall economy will show slightly better growth for 2003 than for 2002, and will eventually fall in the range of 2.5% to 3.0%. In a period of very low inflation, we believe that is respectable. As companies continue to pay down debt, improve their corporate goverance and clean up their balance sheets, they will be in a position once again to increase their capital spending, and when they do so, they will supply the missing ingredient that has kept growth modest rather than robust. The federal government has been doing its part to keep the economy moving, with an unusual cocktail of spending, low interest rates, and tax cuts. The equity markets, which after all are a reflection of the economy, have come down to much more reasonable levels. Valuations now look attractive, especially given that the economy is growing and poised, we believe, for even faster growth. We will continue to search for the most efficient, most dynamic, and most innovative companies that can deliver consistent earnings growth and therefore superior returns to our investors.

                                    Respectfully submitted,


                                    /s/ Dan C. Chung

                                    Dan C. Chung
                                    Chief Investment Officer

                                TABLE OF CONTENTS



Alger American Growth Portfolio:

     Portfolio Highlights ...................................................  4

     Schedule of Investments ................................................  5

     Financial Highlights ...................................................  7

Alger American Small Capitalization Portfolio:

     Portfolio Highlights ...................................................  8

     Schedule of Investments ................................................  9

     Financial Highlights ................................................... 12

Alger American Income and Growth Portfolio:

     Portfolio Highlights ................................................... 13

     Schedule of Investments ................................................ 14

     Financial Highlights ................................................... 16

Alger American Balanced Portfolio:

     Portfolio Highlights ................................................... 17

     Schedule of Investments ................................................ 18

     Financial Highlights ................................................... 21

Alger American MidCap Growth Portfolio:

     Portfolio Highlights ................................................... 22

     Schedule of Investments ................................................ 23

     Financial Highlights ................................................... 25

Alger American Leveraged AllCap Portfolio:

     Portfolio Highlights ................................................... 26

     Schedule of Investments ................................................ 27

     Financial Highlights ................................................... 29

Statements of Assets and Liabilities ........................................ 30

Statements of Operations .................................................... 31

Statements of Changes in Net Assets ......................................... 32

Notes to Financial Statements ............................................... 33

Report of Independent Auditors .............................................. 38

ALGER AMERICAN GROWTH PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 2002 (UNAUDITED)

HYPOTHETICAL $10,000 INVESTMENT--10 YEARS ENDED DECEMBER 31, 2002

        [Data below were represented by a graph in the original report.]

                             Alger      Russell 1000
                            American        Growth        S&P 500
                             Growth         Index          Index
                            --------    ------------      -------
            1/1/93          10,000         10,000         10,000
            12/31/94        12,424         10,559         11,154
            12/31/96        19,204         17,839         18,868
            12/31/98        35,756         32,285         32,357
            12/31/00        40,756         33,348         35,600
            12/31/02        24,084         19,140         24,437

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Growth Class O shares, the Russell 1000 Growth Index and the S&P 500 Index for the ten years ended December 31, 2002. Figures for the Alger American Growth Class O shares, the Russell 1000 Growth Index (an unmanaged index of common stocks) and the S&P 500 Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for the Alger American Growth Class S shares will vary from the results shown above due to differences in expenses that class bears. The Portfolio has changed its comparative index to the Russell 1000 Growth Index. Fund management believes this index more closely represents the stocks in which the Portfolio normally invests.

PERFORMANCE COMPARISON THROUGH DECEMBER 31, 2002

                                             Average Annual Total Returns
                                 1 Year         5 Years      10 Years       Since Inception
                              -------------------------------------------------------------
Class O (Inception 1/9/89)      (32.99%)        (0.05%)        9.19%            12.06%
Russell 1000 Growth Index       (27.89%)        (3.84%)        6.71%             9.99%
S&P 500 Index                   (22.10%)        (0.58%)        9.35%            11.00%
-------------------------------------------------------------------------------------------
Class S (Inception 5/1/02)          *              *             *             (26.05%)
Russell 1000 Growth Index           *              *             *             (19.39%)
S&P 500 Index                       *              *             *             (17.30%)
-------------------------------------------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2002
--------------------------------------------------------------------------------

   SHARES     COMMON STOCKS--99.4%                       VALUE
  -------                                                -----
              AEROSPACE & DEFENSE--4.1%
  283,285     General Dynamics Corporation ....... $  22,484,330
  237,300     Lockheed Martin Corporation ........    13,704,075
                                                   -------------
                                                      36,188,405
                                                   -------------
              AUTOMOTIVE--1.5%
  289,525     Harley-Davidson, Inc. ..............    13,376,055
                                                   -------------
              BANKS--.5%
  162,800     Mellon Financial Corporation .......     4,250,707
                                                   -------------
              BEVERAGES--.9%
  186,000     Coca-Cola Company ..................     8,150,520
                                                   -------------
              BIOTECHNOLOGY--3.7%
  502,316     Amgen Inc.* ........................    24,281,955
  192,100     Biogen, Inc.* ......................     7,695,526
                                                   -------------
                                                      31,977,481
                                                   -------------
              COMMERCIAL SERVICES & SUPPLIES--1.2%
  244,155     Concord EFS, Inc.* .................     3,843,000
  200,240     First Data Corporation .............     7,090,498
                                                   -------------
                                                      10,933,498
                                                   -------------
              COMMUNICATION EQUIPMENT--5.1%
1,955,600     Cisco Systems, Inc.* ...............    25,618,360
1,240,750     Nokia Corporation, ADR .............    19,231,625
                                                   -------------
                                                      44,849,985
                                                   -------------
              COMPUTERS & PERIPHERALS--6.2%
  638,875     Dell Computer Corporation* .........    17,083,517
  850,650     EMC Corporation* ...................     5,222,991
  510,675     Hewlett-Packard Company ............     8,865,318
  147,510     Lexmark International, Inc. Cl. A*       8,924,355
4,527,200     Sun Microsystems, Inc.* ............    14,079,592
                                                   -------------
                                                      54,175,773
                                                   -------------
              DIVERSIFIED FINANCIALS--2.9%
  717,370     Citigroup Inc. .....................    25,244,250
                                                   -------------
              ENERGY EQUIPMENT & SERVICES--1.5%
  404,850     BJ Services Company* ...............    13,080,704
                                                   -------------
              FREIGHT & LOGISTICS--2.1%
  338,225     FedEx Corp. ........................    18,338,560
                                                   -------------
              HEALTH CARE EQUIPMENT & SUPPLIES--5.1%
   97,685     Alcon, Inc.* .......................     3,853,673
  190,325     Boston Scientific Corporation* .....     8,092,619
  220,525     Stryker Corporation ................    14,801,638
  433,400     Zimmer Holdings, Inc.* .............    17,994,767
                                                   -------------
                                                      44,742,697
                                                   -------------

   SHARES                                                VALUE
  -------                                                -----
              HEALTH CARE PROVIDERS &
                SERVICES--2.6%
  273,125     UnitedHealth Group Incorporated ....  $ 22,805,937
                                                   -------------
              HOUSEHOLD PRODUCTS--2.9%
  292,585     Procter & Gamble Company (The) .....    25,144,755
                                                   -------------
              INDUSTRIAL CONGLOMERATES--2.7%
1,374,985     Tyco International Ltd. ............    23,484,744
                                                   -------------
              INFORMATION TECHNOLOGY
                CONSULTING & SERVICES--2.6%
1,266,150     Accenture Ltd. Cl. A* ..............    22,778,039
                                                   -------------
              INSURANCE--4.8%
  383,425     AFLAC Incorporated .................    11,548,761
  304,650     American International Group, Inc. .    17,624,003
  245,116     Chubb Corporation (The) ............    12,795,055
                                                   -------------
                                                      41,967,819
                                                   -------------
              INTERNET & CATALOG RETAIL--3.5%
  447,775     eBay Inc.* .........................    30,368,101
                                                   -------------
              INTERNET SOFTWARE & SERVICES--1.0%
  551,700     Yahoo! Inc.* .......................     9,020,295
                                                   -------------
              MEDIA--5.9%
  982,850     AOL Time Warner Inc.* ..............    12,875,335
1,333,850     Disney (Walt) Company ..............    21,755,093
  407,755     Viacom Inc. Cl. B* .................    16,620,094
                                                   -------------
                                                      51,250,522
                                                   -------------
              MULTILINE RETAIL--2.4%
  412,560     Wal-Mart Stores, Inc. ..............    20,838,406
                                                   -------------
              OIL & GAS--2.7%
  520,315     Devon Energy Corporation ...........    23,882,459
                                                   -------------
              PERSONAL PRODUCTS--2.1%
  344,450     Avon Products, Inc. ................    18,555,522
                                                   -------------
              PHARMACEUTICALS--14.4%
  662,825     Abbott Laboratories ................    26,513,000
  296,900     Bristol-Myers Squibb Company .......     6,873,235
  453,900     Johnson & Johnson ..................    24,378,969
  139,300     Merck & Co., Inc. ..................     7,885,773
   76,375     Pfizer Inc. ........................     2,334,784
  805,805     Pharmacia Corporation ..............    33,682,649
  647,325     Wyeth ..............................    24,209,955
                                                   -------------
                                                     125,878,365
                                                   -------------

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2002 (CONT'D)
--------------------------------------------------------------------------------

  SHARES      COMMON STOCKS--(CONT'D)                   VALUE
  ------                                                -----

              SEMICONDUCTOR EQUIPMENT &
                PRODUCTS--5.6%
1,355,000     Applied Materials, Inc.* ............ $ 17,655,650
  173,900     Intel Corporation ...................    2,707,623
  564,475     Linear Technology Corporation .......   14,518,297
2,065,507     Taiwan Semiconductor Manufacturing
                Company Ltd. ADR* .................   14,561,824
                                                   -------------
                                                      49,443,394
                                                   -------------
              SOFTWARE--5.8%
  619,140     Microsoft Corporation* ..............   32,009,538
  835,000     Oracle Corporation* .................    9,018,000
  202,050     Synopsys, Inc.* .....................    9,324,608
                                                   -------------
                                                      50,352,146
                                                   -------------
              SPECIALTY RETAIL--2.5%
  195,825     Lowe's Companies,  Inc. .............    7,343,438
  728,050     TJX Companies, Inc. (The) ...........   14,211,536
                                                   -------------
                                                      21,554,974
                                                   -------------
              WIRELESS TELECOMMUNICATION
                SERVICES--3.1%
1,491,850     Vodafone Group PLC Sponsored ADR ....   27,032,322
                                                   -------------
              TOTAL COMMON STOCKS
                (COST $870,156,177) ...............  869,666,435
                                                   -------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--.7%                VALUE
  --------                                               -----
              U.S. GOVERNMENT &AGENCY OBLIGATIONS--.7%
$5,600,000    Federal Home Loan Banks,
                0.75%, 1/2/03
                (COST $5,599,883) ................. $  5,599,883
                                                   -------------
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 1.10%, 1/2/03, with
                Bear, Stearns & Co. Inc., dtd
                12/31/02, repurchase price
                $241,643; collateralized by
                $600,000 U.S. Treasury Bond
                Strips, due 2/15/20 ...............      241,629
                                                   -------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $5,841,512) .................    5,841,512
                                                   -------------
TOTAL INVESTMENTS
  (COST $875,997,689)(a) ................. 100.1%    875,507,947
Liabilities in Excess of Other Assets ....   (.1)       (575,436)
                                           -----   -------------
NET ASSETS ............................... 100.0%   $874,932,511
                                           =====   =============

----------
  * Non-income producing security.
(a) At December 31, 2002, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $962,426,249, amounted to $86,918,302 which consisted of aggregate gross unrealized appreciation of $22,925,488 and aggregate gross unrealized depreciation of $109,843,790.



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                       CLASS O
                                         -------------------------------------------------------------------     CLASS S(ii)
                                                                                                                 ------------
                                                               YEAR ENDED DECEMBER 31,                           EIGHT MONTHS
                                         -------------------------------------------------------------------         ENDED
                                            2002          2001           2000          1999          1998     DECEMBER 31, 2002(i)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
   beginning of period                    $  36.77    $    47.27     $    64.38    $    53.22    $    42.76        $ 33.28
-----------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                (0.01)         0.01           0.10         (0.03)         0.09          (0.01)
 Net realized and unrealized gain
   (loss) on investments                    (12.12)        (4.88)         (8.75)        16.66         18.32          (8.66)
-----------------------------------------------------------------------------------------------------------------------------
     Total from investment
       operations                           (12.13)        (4.87)         (8.65)        16.63         18.41          (8.67)
-----------------------------------------------------------------------------------------------------------------------------
 Dividends from net
   investment income                         (0.01)        (0.10)         --            (0.08)        (0.13)            --
 Distributions from net
   realized gains                            --            (5.53)         (8.46)        (5.39)        (7.82)            --
-----------------------------------------------------------------------------------------------------------------------------
     Total Distributions                     (0.01)        (5.63)         (8.46)        (5.47)        (7.95)            --
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period           $  24.63    $    36.77     $    47.27    $    64.38    $    53.22        $ 24.61
=============================================================================================================================
 Total Return                               (32.99%)      (11.81%)       (14.77%)       33.74%        48.07%        (26.05%)
=============================================================================================================================
 Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted)                      $874,914    $1,540,327     $1,809,937    $3,387,526    $1,905,719        $    19
=============================================================================================================================
   Ratio of expenses to
     average net assets                       0.85%         0.81%          0.79%         0.79%         0.79%          1.10%
=============================================================================================================================
   Ratio of net investment income
     (loss) to average net assets            (0.01%)        0.03%          0.12%        (0.03%)        0.25%         (0.13%)
=============================================================================================================================
   Portfolio Turnover Rate                  238.03%        87.79%        108.27%       135.13%       127.38%        238.03%
=============================================================================================================================

(i)  Ratios have been annualized; total return has not been annualized.
(ii) Initially offered May 1, 2002.



                       See Notes to Financial Statements.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 2002 (UNAUDITED)

HYPOTHETICAL $10,000 INVESTMENT--10 YEARS ENDED DECEMBER 31, 2002

        [Data below were represented by a graph in the original report.]

                                   Alger
                               American Small       Russell 2000
                               Capitalization       Growth Index
                               --------------       ------------
              1/1/93              10,000              10,000
              12/31/94            10,832              11,060
              12/31/96            16,285              16,123
              12/31/98            20,958              18,436
              12/31/00            21,882              20,463
              12/31/02            11,380              12,952

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Small Capitalization Class O shares and the Russell 2000 Growth Index for the ten years ended December 31, 2002. Figures for both the Alger American Small Capitalization Class O shares and the Russell 2000 Growth Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for the Alger American Small Capitalization Class S shares will vary from the results shown above due to differences in expenses that class bears.

PERFORMANCE COMPARISON THROUGH DECEMBER 31, 2002

                                                Average Annual Total Returns
                                    1 Year         5 Years      10 Years       Since Inception
                                 -------------------------------------------------------------
Class O (Inception 9/21/88)        (26.22%)        (8.90%)        1.30%             8.51%
Russell 2000 Growth Index          (30.27%)        (6.59%)        2.62%             5.32%
---------------------------------------------------------------------------------------------
Class S (Inception 5/1/02)             *              *             *             (23.91%)
Russell 2000 Growth Index              *              *             *             (27.30%)
---------------------------------------------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2002
--------------------------------------------------------------------------------

   SHARES     COMMON STOCKS--86.5%                                     VALUE
   ------                                                              -----

              AEROSPACE & DEFENSE--2.3%
   67,290     Alliant Techsystems Inc.* ......................... $  4,195,532
  209,000     Veridian Corporation* .............................    4,460,060
                                                                  ------------
                                                                     8,655,592
                                                                  ------------
              AIR FREIGHT & LOGISTICS--2.1%
  141,000     J.B. Hunt Transport Services, Inc.* ...............    4,131,300
  285,310     Pacer International, Inc.* ........................    3,794,623
                                                                  ------------
                                                                     7,925,923
                                                                  ------------
              AUTOMOTIVE--.7%
   64,800     Winnebago Industries, Inc. ........................    2,542,104
                                                                  ------------
              BANKS--3.8%
  102,220     City National Corporation .........................    4,496,658
  129,250     Independence Community Bank Corp. .................    3,280,365
  110,325     UCBH Holdings, Inc. ...............................    4,683,296
   56,550     Wintrust Financial Corporation ....................    1,771,146
                                                                  ------------
                                                                    14,231,465
                                                                  ------------
              BEVERAGES--1.1%
  176,550     Constellation Brands, Inc. Cl. A* .................    4,186,001
                                                                  ------------
              BIOTECHNOLOGY--4.1%
  135,600     Affymetrix Inc.* ..................................    3,103,884
  125,300     Charles River Laboratories International, Inc.* ...    4,821,544
   97,000     Enzon Pharmaceuticals, Inc.* ......................    1,621,840
   56,150     Neurocrine Biosciences, Inc.* .....................    2,563,808
  152,380     Transkaryotic Therapies, Inc.* ....................    1,508,562
   40,280     Trimeris, Inc.* ...................................    1,735,665
                                                                  ------------
                                                                    15,355,303
                                                                  ------------

              COMMERCIAL SERVICES & SUPPLIES--8.0%
  430,450     Amdocs Limited* ...................................    4,227,019
  260,940     BISYS Group, Inc. (The)* ..........................    4,148,946
   60,050     Career Education Corporation* .....................    2,402,000
   89,350     ChoicePoint Inc.* .................................    3,528,432
  167,100     Corinthian Colleges, Inc.* ........................    6,326,406
  141,330     Education Management Corporation* .................    5,314,008
  127,100     Hewitt Associates, Inc.* ..........................    4,027,799
                                                                  ------------
                                                                    29,974,610
                                                                  ------------

              COMMUNICATION EQUIPMENT--2.0%
  144,550     Advanced Fibre Communications, Inc.* ..............    2,411,094
  125,400     Emulex Corporation* ...............................    2,326,170
  168,500     NetScreen Technologies, Inc.* .....................    2,837,540
                                                                  ------------
                                                                     7,574,804
                                                                  ------------
              COMPUTERS & PERIPHERALS--.8%
  458,550     Western Digital Corporation* ......................    2,930,135
                                                                  ------------



   SHARES                                                              VALUE
   ------                                                              -----
              DIVERSIFIED FINANCIALS--5.4%
   95,690     Affiliated Managers Group, Inc.* .................. $  4,813,207
  183,300     Doral Financial Corp. .............................    5,242,380
   86,220     Federal Agricultural Mortgage Corporation
                Cl. C (Farmer Mac)* .............................    2,641,781
  108,600     Investors Financial Services Corp. ................    2,974,554
  173,260     LaBranche & Co. Inc.* .............................    4,615,646
                                                                  ------------
                                                                    20,287,568
                                                                  ------------
              ELECTRICAL EQUIPMENT--1.1%
  111,775     AMETEK, Inc. ......................................    4,302,220
                                                                  ------------
              ELECTRONIC EQUIPMENT &
                INSTRUMENTS--.9%
  120,410     Benchmark Electronics, Inc.* ......................    3,450,951
                                                                  ------------
              ENERGY EQUIPMENT & SERVICES--2.3%
   89,300     Cooper Cameron Corporation* .......................    4,448,926
  130,600     Smith International, Inc.* ........................    4,260,172
                                                                  ------------
                                                                     8,709,098
                                                                  ------------
              FOOD PRODUCTS--1.0%
  108,800     American Italian Pasta Company Cl. A* .............    3,914,624
                                                                  ------------
              HEALTH CARE EQUIPMENT
                & SUPPLIES--5.3%
   59,115     Bio-Rad Laboratories, Inc. Cl. A* .................    2,287,751
  146,400     CTI Molecular Imaging, Inc.* ......................    3,610,224
   99,150     Edwards Lifesciences Corporation* .................    2,525,351
  130,400     Respironics, Inc.* ................................    3,968,202
  194,280     STERIS Corporation* ...............................    4,711,290
  155,060     Wright Medical Group, Inc.* .......................    2,707,192
                                                                  ------------
                                                                    19,810,010
                                                                  ------------

              HEALTH CARE PROVIDERS
                & SERVICES--4.5%
   79,250     Accredo Health, Incorporated* .....................    2,793,563
  207,700     AMN Healthcare Services, Inc.* ....................    3,512,207
  223,750     Covance Inc.* .....................................    5,502,012
   76,220     LifePoint Hospitals, Inc.* ........................    2,281,341
   86,975     Mid Atlantic Medical Services, Inc.* ..............    2,817,990
                                                                  ------------
                                                                    16,907,113
                                                                  ------------
              HOTELS, RESTAURANTS & LEISURE--4.4%
  263,550     Alliance Gaming Corporation* ......................    4,488,257
  151,525     Applebee's International, Inc. ....................    3,514,015
  176,550     California Pizza Kitchen, Inc.* ...................    4,449,060
  233,900     Station Casinos, Inc.* ............................    4,140,030
                                                                  ------------
                                                                    16,591,362
                                                                  ------------
              HOUSEHOLD DURABLES--.5%
  128,910     Yankee Candle Company, Inc. (The)* ................    2,062,560
                                                                  ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2002 (CONT'D)
--------------------------------------------------------------------------------

   SHARES     COMMON STOCKS--(CONT'D)                           VALUE
   ------                                                       -----
              INFORMATION TECHNOLOGY
                CONSULTING & SERVICES--2.4%
   71,900     CACI International Inc. Cl. A* .............. $ 2,562,516
   31,540     Cognizant Technology Solutions
                Corporation Cl. A* ........................   2,278,134
  181,500     Manhattan Associates, Inc.* .................   4,294,290
                                                            -----------
                                                              9,134,940
                                                            -----------
              INSURANCE--3.5%
   98,500     Arch Capital Group Ltd.* ....................   3,070,245
   39,400     Hilb, Rogal and Hamilton Company ............   1,611,460
  112,165     RenaissanceRe Holdings Ltd. .................   4,441,734
  102,360     W. R. Berkley Corporation ...................   4,054,480
                                                            -----------
                                                             13,177,919
                                                            -----------

              INTERNET SOFTWARE & SERVICES--.7%
  123,800     Websense, Inc.* .............................   2,644,492
                                                            -----------

              MACHINERY--3.3%
  112,150     Actuant Corporation Cl. A* ..................   5,209,368
  136,270     AGCO Corporation* ...........................   3,011,567
  116,050     Pentair, Inc. ...............................   4,009,527
                                                            -----------
                                                             12,230,462
                                                            -----------

              MEDIA--2.1%
   46,700     Entercom Communications Corp.* ..............   2,191,164
   52,390     Media General, Inc. Cl. A ...................   3,140,781
  174,050     Radio One, Inc. Cl. A* ......................   2,544,611
                                                            -----------
                                                              7,876,556
                                                            -----------

              OIL & GAS--3.0%
  154,660     Noble Energy, Inc. ..........................   5,807,482
  151,900     Pogo Producing Company ......................   5,658,275
                                                            -----------
                                                             11,465,757
                                                            -----------

              PHARMACEUTICALS--2.8%
   60,400     Angiotech Pharmaceuticals, Inc.* ............   2,057,224
  181,750     NPS Pharmaceuticals, Inc.* ..................   4,574,648
   41,200     Pharmaceutical Resources, Inc.* .............   1,227,760
   78,190     Scios Inc.* .................................   2,547,430
                                                            -----------
                                                             10,407,062
                                                            -----------

              SEMICONDUCTOR EQUIPMENT &
                PRODUCTS--5.7%
  117,050     Cymer, Inc.* ................................   3,774,862
  333,200     Fairchild Semiconductor
                International, Inc. Cl. A* ................   3,568,572
  148,700     Integrated Circuit Systems, Inc.* ...........   2,713,775
  136,400     International Rectifier Corporation* ........   2,517,944
   76,400     Marvell Technology Group Ltd.* ..............   1,440,904
  192,240     Power Integrations, Inc.* ...................   3,268,080
  166,800     Semtech Corporation* ........................   1,821,456
  100,550     Varian Semiconductor Equipment
                Associates, Inc.* .........................   2,389,169
                                                            -----------
                                                             21,494,762
                                                            -----------

   SHARES                                                       VALUE
   ------                                                       -----
              SOFTWARE--6.7%
  382,300     Borland Software Corporation* ............... $ 4,702,290
  291,450     Business Objects S.A. Sponsored ADR* ........   4,371,750
  114,400     Fair, Isaac and Company, Incorporated .......   4,884,880
  283,500     J. D. Edwards & Company* ....................   3,197,880
  390,150     Rational Software Corporation* ..............   4,053,659
   87,650     Synopsys, Inc.* .............................   4,045,047
                                                            -----------
                                                             25,255,506
                                                            -----------
              SPECIALTY RETAIL--5.1%
   52,590     Advance Auto Parts, Inc.* ...................   2,571,651
   98,912     AnnTaylor Stores Corporation* ...............   2,019,782
  167,800     Chico's FAS, Inc.* ..........................   3,173,098
   88,400     Christopher & Banks Corporation* ............   1,834,300
  216,300     Hollywood Entertainment Corporation* ........   3,266,130
   50,200     Michaels Stores, Inc.* ......................   1,571,260
   53,580     Rent-A-Center, Inc.* ........................   2,676,321
   83,500     Urban Outfitters, Inc.* .....................   1,968,095
                                                            -----------
                                                             19,080,637
                                                            -----------

              TEXTILES, APPAREL & LUXURY GOODS--.9%
  104,990     Coach, Inc.* ................................   3,456,271
                                                            -----------

              TOTAL COMMON STOCKS
                (COST $330,215,979) ....................... 325,635,807
                                                            -----------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--14.2%
   -------

              U.S. GOVERNMENT &
                AGENCY OBLIGATIONS--14.1%
$53,300,000   Federal Home Loan Banks,
                0.75%, 1/2/03
                (COST $53,298,890) ........................  53,298,890
                                                            -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2002 (CONT'D)
--------------------------------------------------------------------------------

              SHORT-TERM INVESTMENTS--(CONT'D)              VALUE
                                                            -----
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--.1%
              Securities Held Under Repurchase
                Agreements, 1.10%, 1/2/03, with
                Bear, Stearns & Co. Inc., dtd 12/31/02,
                repurchase price $288,488; collateralized
                by $715,000 U.S. Treasury Bond Strips,
                due 2/15/20 ............................. $    288,471
                                                          ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $53,587,361) ......................   53,587,361
                                                          ------------
TOTAL INVESTMENTS
  (COST $383,803,340)(a) ........................ 100.7%   379,223,168
Liabilities in Excess of Other Assets ...........   (.7)    (2,665,715)
                                                  -----   ------------
NET ASSETS ...................................... 100.0%  $376,557,453
                                                  =====   ============

----------
  * Non-income producing security.
(a) At December 31, 2002, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $386,968,251, amounted to $7,745,083 which consisted of aggregate gross unrealized appreciation of $26,404,634 and aggregate gross unrealized depreciation of $34,149,717.




                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                      CLASS O
                                       ---------------------------------------------------------------------      CLASS S(iii)
                                                                                                                  ------------
                                                              YEAR ENDED DECEMBER 31,                             EIGHT MONTHS
                                       ---------------------------------------------------------------------          ENDED
                                          2002           2001           2000          1999           1998      DECEMBER 31, 2002(i)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                   $  16.55       $  23.49       $  55.15      $  43.97      $    43.75       $ 16.02
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               (0.11)         (0.03)          0.01(ii)     (0.12)(ii)      (0.02)        (0.08)
Net realized and unrealized gain
  (loss) on investments                    (4.23)         (6.90)        (12.80)        16.98            6.30         (3.75)
--------------------------------------------------------------------------------------------------------------------------------
      Total from investment
        operations                         (4.34)         (6.93)        (12.79)        16.86            6.28         (3.83)
--------------------------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                           --          (0.01)            --            --              --            --
Distributions from net
  realized gains                              --             --         (18.87)        (5.68)          (6.06)           --
--------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                     --          (0.01)        (18.87)        (5.68)          (6.06)           --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $  12.21       $  16.55       $  23.49      $  55.15      $    43.97       $ 12.19
================================================================================================================================
Total Return                              (26.22%)       (29.51%)       (27.20%)       43.42%          15.53%       (23.91%)
================================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted)                     $376,550       $517,364       $700,370      $674,864      $1,216,584       $     7
================================================================================================================================
  Ratio of expenses to average
    net assets                              0.97%          0.92%          0.90%         0.90%           0.89%         1.20%
================================================================================================================================
  Ratio of net investment income
    (loss) to average net assets           (0.69%)        (0.27%)         0.03%        (0.28%)         (0.20%)       (0.87%)
================================================================================================================================
  Portfolio Turnover Rate                 111.82%        181.80%        217.69%       182.25%         142.90%       111.82%
================================================================================================================================

  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding during the period.
(iii) Initially offered May 1, 2002.






                       See Notes to Financial Statements.

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 2002 (UNAUDITED)

HYPOTHETICAL $10,000 INVESTMENT--10 YEARS ENDED DECEMBER 31, 2002

        [Data below were represented by a graph in the original report.]

                                 Alger
                                American      Russell 1000
                               Income and        Growth        S&P 500
                                 Growth          Index          Index
                               ----------    ------------      -------
        1/1/93                   10,000         10,000         10,000
        12/31/94                 10,120         10,559         11,154
        12/31/96                 16,367         17,839         18,868
        12/31/98                 29,531         32,285         32,357
        12/31/00                 41,533         33,348         35,600
        12/31/02                 24,518         19,140         24,437

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Income and Growth Class O shares, the Russell 1000 Growth Index and the S&P 500 Index for the ten years ended December 31, 2002. Figures for the Alger American Income and Growth Class O shares, the Russell 1000 Growth Index (an unmanaged index of common stocks) and the S&P 500 Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for the Alger American Income and Growth Class S shares will vary from the results shown above due to differences in expenses that class bears. The Portfolio has changed its comparative index to the Russell 1000 Growth Index. Fund management believes this index more closely represents the stocks in which the Portfolio normally invests.

PERFORMANCE COMPARISON THROUGH DECEMBER 31, 2002

                                              Average Annual Total Returns
                                   1 Year         5 Years      10 Years       Since Inception
                                 ------------------------------------------------------------
Class O (Inception 11/15/88)      (31.10%)         1.91%         9.38%             9.44%
Russell 1000 Growth Index         (27.89%)        (3.84%)        6.71%            10.15%
S&P 500 Index                     (22.10%)        (0.58%)        9.35%            11.09%
---------------------------------------------------------------------------------------------
Class S (Inception 5/1/02)            *              *             *             (24.11%)
Russell 1000 Growth Index             *              *             *             (19.39%)
S&P 500 Index                         *              *             *             (17.30%)
---------------------------------------------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2002
--------------------------------------------------------------------------------

   SHARES     COMMON STOCKS--98.8%                       VALUE
   ------                                                -----
              AEROSPACE & DEFENSE--1.8%
   18,870     General Dynamics Corporation ......... $ 1,497,712
                                                     -----------
              AUTOMOTIVE--.9%
   16,200     Harley-Davidson, Inc. ................     748,440
                                                     -----------
              BANKS--5.5%
   57,450     Comerica Incorporated ................   2,484,137
   24,100     Mellon Financial Corporation .........     629,251
   38,000     UCBH Holdings, Inc. ..................   1,613,100
                                                     -----------
                                                       4,726,488
                                                     -----------
              BEVERAGES--.4%
    7,200     Coca-Cola Company ....................     315,504
                                                     -----------
              BIOTECHNOLOGY--3.0%
   36,000     Amgen Inc.* ..........................   1,740,240
   20,950     Biogen, Inc.* ........................     839,257
                                                     -----------
                                                       2,579,497
                                                     -----------
              COMMERCIAL SERVICES & SUPPLIES--1.3%
   26,580     Concord EFS, Inc.* ...................     418,369
   19,200     First Data Corporation ...............     679,872
                                                     -----------
                                                       1,098,241
                                                     -----------
              COMMUNICATION EQUIPMENT--4.8%
  169,950     Cisco Systems, Inc.* .................   2,226,345
  121,000     Nokia Corporation, ADR ...............   1,875,500
                                                     -----------
                                                       4,101,845
                                                     -----------
              COMPUTERS & PERIPHERALS--4.6%
   59,300     Dell Computer Corporation* ...........   1,585,682
   68,800     Hewlett-Packard Company ..............   1,194,367
  361,350     Sun Microsystems, Inc.* ..............   1,123,799
                                                     -----------
                                                       3,903,848
                                                     -----------
              DIVERSIFIED FINANCIALS--3.8%
   55,100     Citigroup Inc. .......................   1,938,969
    7,175     Freddie Mac ..........................     423,683
   21,200     J.P. Morgan Chase & Co. ..............     508,800
    7,050     Lehman Brothers Holdings Inc. ........     375,695
                                                     -----------
                                                       3,247,147
                                                     -----------
              DIVERSIFIED TELECOMMUNICATION
                SERVICES--8.9%
   76,775     BellSouth Corporation ................   1,986,169
   75,600     SBC  Communications Inc. .............   2,049,516
   90,925     Verizon Communications Inc. ..........   3,523,344
                                                     -----------
                                                       7,559,029
                                                     -----------
              FREIGHT & LOGISTICS--2.1%
   33,125     FedEx Corp. ..........................   1,796,038
                                                     -----------
              GAS UTILITIES--2.8%
  119,500     NiSource Inc. ........................   2,390,000
                                                     -----------

   SHARES                                                VALUE
   ------                                                -----
              HEALTH CARE EQUIPMENT &
                SUPPLIES--3.6%
   20,600     Boston Scientific Corporation* ....... $   875,912
   17,350     Stryker Corporation ..................   1,164,532
   24,300     Zimmer Holdings, Inc.* ...............   1,008,936
                                                     -----------
                                                       3,049,380
                                                     -----------
              HEALTH CARE PROVIDERS &
                SERVICES--2.1%
   21,125     UnitedHealth Group Incorporated ......   1,763,938
                                                     -----------
              HOUSEHOLD PRODUCTS--2.9%
   28,525     Procter & Gamble Company (The) .......   2,451,439
                                                     -----------
              INDUSTRIAL CONGLOMERATES--4.9%
   77,750     General Electric Company .............   1,893,213
  132,200     Tyco International Ltd. ..............   2,257,976
                                                     -----------
                                                       4,151,189
                                                     -----------
              INSURANCE--5.1%
   22,800     Allstate Corporation .................     843,372
   23,200     American International Group, Inc. ...   1,342,120
   67,000     Lincoln National Corporation .........   2,115,860
                                                     -----------
                                                       4,301,352
                                                     -----------
              INTERNET & CATALOG RETAIL--2.2%
   27,050     eBay Inc.* ...........................   1,834,531
                                                     -----------
              MEDIA--4.0%
   95,700     AOL Time Warner Inc.* ................   1,253,670
  130,150     Disney (Walt) Company ................   2,122,747
                                                     -----------
                                                       3,376,417
                                                     -----------
              MULTILINE RETAIL--4.8%
   66,025     Target Corporation ...................   1,980,750
   42,100     Wal-Mart Stores, Inc. ................   2,126,471
                                                     -----------
                                                       4,107,221
                                                     -----------
              OIL & GAS--2.0%
   37,550     Devon Energy Corporation .............   1,723,545
                                                     -----------
              PERSONAL PRODUCTS--2.1%
   33,600     Avon Products, Inc. ..................   1,810,032
                                                     -----------
              PHARMACEUTICALS--13.7%
   36,250     Abbott Laboratories ..................   1,450,000
   32,400     Bristol-Myers Squibb Company .........     750,060
   47,725     Johnson & Johnson ....................   2,563,310
   15,000     Merck & Co., Inc. ....................     849,150
   78,400     Pharmacia Corporation ................   3,277,120
   74,300     Wyeth ................................   2,778,820
                                                     -----------
                                                      11,668,460
                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2002 (CONT'D)
--------------------------------------------------------------------------------

   SHARES     COMMON STOCKS--(CONT'D)                         VALUE
   ------                                                     -----
              REAL ESTATE--.7%
   16,200     Health Care Property Investors, Inc. ...... $   620,460
                                                          -----------
              SEMICONDUCTOR EQUIPMENT &
                PRODUCTS--1.6%
   54,925     Intel Corporation .........................     855,182
   77,787     Taiwan Semiconductor Manufacturing
                Company Ltd. ADR* .......................     548,398
                                                          -----------
                                                            1,403,580
                                                          -----------
              SOFTWARE--3.2%
   48,075     Microsoft Corporation* ....................   2,485,478
   24,900     Oracle Corporation* .......................     268,920
                                                          -----------
                                                            2,754,398
                                                          -----------
              SPECIALTY RETAIL--3.9%
   97,700     Limited Brands ............................   1,360,961
   19,425     Lowe's Companies,  Inc. ...................     728,437
   62,070     TJX Companies, Inc. (The) .................   1,211,606
                                                          -----------
                                                            3,301,004
                                                          -----------
              WIRELESS TELECOMMUNICATION
                SERVICES--2.1%
   96,400     Vodafone Group PLC Sponsored ADR ..........   1,746,768
                                                          -----------
              TOTAL COMMON STOCKS
                (COST $87,576,714) ......................  84,027,503
                                                          -----------
  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--1.2%                    VALUE
  --------                                                    -----
              U.S. GOVERNMENT &
                AGENCY OBLIGATIONS--1.0%
$  900,000    Federal Home Loan Banks,
                0.75%, 1/2/03
                (COST $899,982) ......................... $   899,982
                                                          -----------
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--.2%
              Securities Held Under Repurchase
                Agreements, 1.10%, 1/2/03, with
                Bear, Stearns & Co. Inc., dtd 12/31/02,
                repurchase price $165,416; collateralized
                by $410,000 U.S. Treasury Bond Strips,
                due 2/15/20 .............................     165,406
                                                          -----------
              TOTAL SHORT-TERM INVESTMENTS
                (COST $1,065,388) .......................   1,065,388
                                                          -----------
TOTAL INVESTMENTS
  (COST $88,642,102)(a) ....................... 100.0%     85,092,891
Liabilities in Excess of Other Assets .........   0.0         (19,576)
                                                -----     -----------
NET ASSETS .................................... 100.0%    $85,073,315
                                                =====     ===========

----------
  * Non-income producing security.
(a) At December 31, 2002, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $94,173,789, amounted to $9,080,898 which consisted of aggregate gross unrealized appreciation of $1,612,717 and aggregate gross unrealized depreciation of $10,693,615.



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                     CLASS O
                                       ----------------------------------------------------------------------     CLASS S(ii)
                                                                                                                  ------------
                                                                                                                 EIGHT MONTHS
                                                             YEAR ENDED DECEMBER 31,                                 ENDED
                                       -------------------------------------------------------------------        DECEMBER 31,
                                          2002          2001           2000          1999          1998             2002(i)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                    $ 10.57      $  13.26       $  17.58       $ 13.12       $ 10.99          $  9.58
------------------------------------------------------------------------------------------------------------------------------
Net investment income                       0.02          0.05           0.05          0.00          0.03             0.01
Net realized and unrealized gain
  (loss) on investments                    (3.29)        (1.86)         (0.44)         5.26          3.30            (2.32)
------------------------------------------------------------------------------------------------------------------------------
    Total from investment
      operations                           (3.27)        (1.81)         (0.39)         5.26          3.33            (2.31)
------------------------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                        (0.06)        (0.05)         (0.01)        (0.03)        (0.04)              --
Distributions from net
  realized gains                              --         (0.83)         (3.92)        (0.77)        (1.16)              --
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                    (0.06)        (0.88)         (3.93)        (0.80)        (1.20)              --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $  7.24      $  10.57       $  13.26       $ 17.58       $ 13.12          $  7.27
==============================================================================================================================
Total Return                              (31.10%)      (14.32%)        (1.27%)       42.45%        32.39%          (24.11%)
==============================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted)                      $85,066      $144,006       $150,783       $91,250       $77,926          $     7
==============================================================================================================================
  Ratio of expenses to average
    net assets                              0.79%         0.72%          0.70%         0.70%         0.70%            1.05%
==============================================================================================================================
  Ratio of net investment income
    to average net assets                   0.25%         0.52%          0.43%         0.03%         0.31%            0.16%
==============================================================================================================================
  Portfolio Turnover Rate                 276.12%       110.04%        142.43%       193.23%       131.67%          276.12%
==============================================================================================================================

 (i) Ratios have been annualized; total return has not been annualized.
(ii) Initially offered May 1, 2002.



                       See Notes to Financial Statements.

ALGER AMERICAN BALANCED PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 2002 (UNAUDITED)

HYPOTHETICAL $10,000 INVESTMENT--10 YEARS ENDED DECEMBER 31, 2002

        [Data below were represented by a graph in the original report.]

                     Alger                     Lehman Brothers
                   American     Russell 1000     Gov't/Credit     S&P 500
                   Balanced     Growth Index      Bond Index       Index
                   --------     ------------   ---------------    -------
    1/1/93         10,000         10,000           10,000         10,000
    12/31/94       10,319         10,559           10,716         11,154
    12/31/96       14,622         17,839           13,149         18,868
    12/31/98       23,041         32,285           15,789         32,357
    12/31/00       28,949         33,346           17,289         35,600
    12/31/02       24,901         19,140           20,827         24,437

The  chart  above  illustrates  the  growth in value of a  hypothetical  $10,000 investment made in Alger American Balanced Class O shares, the Russell 1000 Growth Index, the S&P 500 Index, and the Lehman Brothers Government/Credit Bond Index for the ten years ended December 31, 2002. Figures for the Alger American Balanced Portfolio Class O shares, the Russell 1000 Growth Index (an unmanaged index of common stocks), the S&P 500 Index (an unmanaged index of common stocks), and the Lehman Brothers Government/Credit Bond Index (an unmanaged index of government and corporate bonds), include reinvestment of dividends and/or interest. Performance for the Alger American Balanced Class S shares will vary from the results shown above due to differences in expenses that class bears. The Portfolio has changed one of its comparative indices to the Russell 1000 Growth Index. Fund management believes this index more closely represents the stocks in which the Portfolio normally invests.

PERFORMANCE COMPARISON THROUGH DECEMBER 31, 2002

                                                        Average Annual Total Returns
                                            1 Year         5 Years      10 Years       Since Inception
                                       ---------------------------------------------------------------
Class O (Inception 9/5/89)                 (12.29%)         7.28%          9.55%            8.92%
Russell 1000 Growth Index                  (27.89%)        (3.84%)         6.71%            8.37%
S&P 500 Index                              (22.10%)        (0.58%)         9.35%            9.57%
Lehman Brothers Gov't/Credit Bond Index     11.02%          7.61%          7.61%            8.40%
------------------------------------------------------------------------------------------------------
Class S (Inception 5/1/02)                     *               *              *            (8.24%)
Russell 1000 Growth Index                      *               *              *           (19.39%)
S&P 500 Index                                  *               *              *           (17.30%)
Lehman Brothers Gov't/Credit Bond Index        *               *              *             9.43%
------------------------------------------------------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2002
--------------------------------------------------------------------------------

    SHARES    COMMON STOCKS--50.2%                       VALUE
    ------                                               -----
              AEROSPACE & DEFENSE--2.1%
    41,570    General Dynamics Corporation ......... $ 3,299,411
    35,200    Lockheed Martin Corporation ..........   2,032,800
                                                     -----------
                                                       5,332,211
                                                     -----------
              AUTOMOTIVE--.8%
    41,750    Harley-Davidson, Inc. ................   1,928,850
                                                     -----------
              BANKS--.2%
    24,000    Mellon Financial Corporation .........     626,640
                                                     -----------
              BEVERAGES--.5%
    27,200    Coca-Cola Company ....................   1,191,904
                                                     -----------
              BIOTECHNOLOGY--1.8%
    73,046    Amgen Inc.* ..........................   3,531,044
    28,200    Biogen, Inc.* ........................   1,129,692
                                                     -----------
                                                       4,660,736
                                                     -----------
              COMMERCIAL SERVICES & SUPPLIES--.6%
    35,640    Concord EFS, Inc.* ...................     560,974
    28,900    First Data Corporation ...............   1,023,349
                                                     -----------
                                                       1,584,323
                                                     -----------
              COMMUNICATION EQUIPMENT--2.6%
   284,650    Cisco Systems, Inc.* .................   3,728,915
   181,350    Nokia Corporation, ADR ...............   2,810,925
                                                     -----------
                                                       6,539,840
                                                     -----------
              COMPUTERS & PERIPHERALS--3.2%
    92,900    Dell Computer Corporation* ...........   2,484,146
   123,850    EMC Corporation* .....................     760,439
    86,100    Hewlett-Packard Company ..............   1,494,696
    21,425    Lexmark International, Inc. Cl. A* ...   1,296,213
   675,100    Sun Microsystems, Inc.* ..............   2,099,561
                                                     -----------
                                                       8,135,055
                                                     -----------
              DIVERSIFIED FINANCIALS--1.4%
   105,365    Citigroup Inc. .......................   3,707,794
                                                     -----------
              ENERGY EQUIPMENT & SERVICES--.8%
    59,400    BJ Services Company* .................   1,919,214
                                                     -----------
              FREIGHT & LOGISTICS--1.1%
    49,675    FedEx Corp. ..........................   2,693,379
                                                     -----------
              HEALTH CARE EQUIPMENT & SUPPLIES--2.6%
    14,300    Alcon, Inc.* .........................     564,135
    27,825    Boston Scientific Corporation* .......   1,183,118
    32,350    Stryker Corporation ..................   2,171,332
    65,500    Zimmer Holdings, Inc.* ...............   2,719,560
                                                     -----------
                                                       6,638,145
                                                     -----------
              HEALTH CARE PROVIDERS & SERVICES--1.3%
    40,150    UnitedHealth Group Incorporated ......   3,352,525
                                                     -----------
              HOUSEHOLD PRODUCTS--1.4%
    42,575    Procter & Gamble Company (The) .......   3,658,896
                                                     -----------

    SHARES                                               VALUE
    ------                                               -----
              INDUSTRIAL CONGLOMERATES--1.3%
   199,960    Tyco International Ltd. .............. $ 3,415,316
                                                     -----------
              INFORMATION TECHNOLOGY
                  CONSULTING & SERVICES--1.3%
   183,650    Accenture Ltd. Cl. A* ................   3,303,864
                                                     -----------
              INSURANCE--2.4%
    56,250    AFLAC Incorporated ...................   1,694,250
    44,450    American International Group, Inc. ...   2,571,433
    35,715    Chubb Corporation (The) ..............   1,864,322
                                                     -----------
                                                       6,130,005
                                                     -----------
              INTERNET & CATALOG RETAIL--1.8%
    65,800    eBay Inc.* ...........................   4,462,556
                                                     -----------
              INTERNET SOFTWARE & SERVICES--.5%
    81,600    Yahoo! Inc. * ........................   1,334,160
                                                     -----------
              MEDIA--2.9%
   143,500    AOL Time Warner Inc.* ................   1,879,850
   195,000    Disney (Walt) Company ................   3,180,450
    59,525    Viacom Inc. Cl. B* ...................   2,426,239
                                                     -----------
                                                       7,486,539
                                                     -----------
              MULTILINE RETAIL--1.2%
    60,650    Wal-Mart Stores, Inc. ................   3,063,432
                                                     -----------
              OIL & GAS--1.4%
    76,340    Devon Energy Corporation .............   3,504,006
                                                     -----------
              PERSONAL PRODUCTS--1.1%
    50,375    Avon Products, Inc. ..................   2,713,701
                                                     -----------
              PHARMACEUTICALS--7.4%
    96,825    Abbott Laboratories ..................   3,873,000
    41,500    Bristol-Myers Squibb Company .........     960,725
    66,700    Johnson & Johnson ....................   3,582,457
    22,500    Merck & Co., Inc. ....................   1,273,725
    21,500    Pfizer Inc. ..........................     657,255
   117,350    Pharmacia Corporation ................   4,905,230
    94,225    Wyeth ................................   3,524,015
                                                     -----------
                                                      18,776,407
                                                     -----------
              SEMICONDUCTOR EQUIPMENT &
                  PRODUCTS--2.9%
   198,800    Applied Materials, Inc.* .............   2,590,364
    27,100    Intel Corporation ....................     421,947
    82,250    Linear Technology Corporation ........   2,115,470
   306,325    Taiwan Semiconductor Manufacturing
                Company Ltd. ADR* ..................   2,159,591
                                                     -----------
                                                       7,287,372
                                                     -----------
              SOFTWARE--2.9%
    89,850    Microsoft Corporation* ...............   4,645,245
   123,000    Oracle Corporation* ..................   1,328,400
    31,100    Synopsys, Inc.* ......................   1,435,265
                                                     -----------
                                                       7,408,910
                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2002 (CONT'D)
--------------------------------------------------------------------------------

    SHARES    COMMON STOCKS--(CONT'D)                         VALUE
    ------                                                    -----
              SPECIALTY RETAIL--1.2%
    28,275    Lowe's Companies, Inc. .................... $ 1,060,313
   108,800    TJX Companies, Inc. (The) .................   2,123,775
                                                          -----------
                                                            3,184,088
                                                          -----------
              WIRELESS TELECOMMUNICATION
                  SERVICES--1.5%
   218,100    Vodafone Group PLC Sponsored ADR ..........   3,951,972
                                                          -----------
              TOTAL COMMON STOCKS
                (COST $127,739,469) ..................... 127,991,840
                                                          -----------

  PRINCIPAL
   AMOUNT     CORPORATE BONDS--18.6%
  --------
              AEROSPACE & DEFENSE--.8%
$2,000,000    Boeing Capital Corp.,
                6.50%, 2/15/12 ..........................   2,150,520
                                                          -----------
              AUTOMOTIVE--1.3%
 1,500,000    Ford Motor Credit Company,
                7.375%, 2/1/11 ..........................   1,442,325
 2,000,000    General Motors Acceptance Corp.,
                6.125%, 1/22/08 .........................   1,982,500
                                                          -----------
                                                            3,424,825
                                                          -----------
              BANKS--2.5%
 2,000,000    Associates Corp. North America,
                6.95%, 11/1/18 ..........................   2,285,700
 1,500,000    Bank of America Corp.,
                7.40%, 1/15/11 ..........................   1,767,465
   913,000    US Bancorp National Association,
                Minneapolis, 6.50%, 2/1/08 ..............   1,027,790
 1,300,000    Washington Mutual, Inc.,
                4.375%, 1/15/08 .........................   1,331,928
                                                          -----------
                                                            6,412,883
                                                          -----------
              BEVERAGES--1.3%
 1,500,000    Anheuser-Busch Companies, Inc.,
                7.00%, 12/1/25 ..........................   1,621,875
 1,500,000    Coca-Cola Enterprises Inc.,
                5.25%, 5/15/07 ..........................   1,603,245
                                                          -----------
                                                            3,225,120
                                                          -----------
              CABLE--.3%
   695,000    Cox Communications, Inc.,
                7.125%, 10/1/12 .........................     750,378
                                                          -----------
              COMPUTERS & PERIPHERALS--.4%
 1,000,000    International Business
                Machines Corp., 6.22%, 8/1/27 ...........   1,111,340
                                                          -----------
              DIVERSIFIED FINANCIALS--2.7%
   500,000    Block Financial Corp.,
                8.50%, 4/15/07 ..........................     581,975
 1,000,000    Citigroup Inc.,
                6.00%, 2/21/12 ..........................   1,073,320
 2,000,000    Goldman Sachs Group, Inc. (The),
                6.60%, 1/15/12 ..........................   2,213,940


 PRINCIPAL
   AMOUNT                                                     VALUE
 ---------                                                    -----
DIVERSIFIED FINANCIALS--(CONT'D)
$  750,000    J.P. Morgan Chase & Co.,
                6.625%, 3/15/12 ......................... $   855,383
 2,000,000    Morgan Stanley Dean Witter & Co.,
                6.75%, 4/15/11 ..........................   2,216,400
                                                          -----------
                                                            6,941,018
                                                          -----------
              DIVERSIFIED TELECOMMUNICATION
                SERVICES--2.3%
 1,000,000    Deutsche Telek International, Finance BN,
                8.50%, 6/15/10 ..........................   1,152,250
 1,000,000    SBC Communications Inc.,
                6.25%, 3/15/11 ..........................   1,106,450
 1,000,000    Verizon Global Funding Corp.,
                7.38%, 9/1/12 ...........................   1,149,450
 1,000,000    Verizon Wireless Capital LLCFloating
                Rate Note, 2.22%, 12/17/03 ..............     997,000
 1,250,000    Verizon Wireless Capital LLCNote,
                5.375%, 12/15/06 ........................   1,291,363
                                                          -----------
                                                            5,696,513
                                                          -----------
              ELECTRIC UTILITIES--1.0%
 1,500,000    Con Edison Company Of New York,
                5.625%, 7/1/12 ..........................   1,573,875
   400,000    Potomac Electric Power Co.,
                7.00%, 1/15/24 ..........................     408,256
   500,000    Washington Gas Light Co.,
                6.51%, 8/18/08 ..........................     553,110
                                                          -----------
                                                            2,535,241
                                                          -----------
              ENERGY EQUIPMENT & SERVICES--.7%
 1,500,000    Baker Hughes Inc.,
                6.25%, 1/15/09 ..........................   1,651,770
                                                          -----------
              FOOD & DRUG RETAILING--.4%
 1,000,000    Safeway Inc.,
                  6.15%, 3/1/06 .........................   1,073,190
                                                          -----------
              FOOD PRODUCTS--1.4%
 1,055,000    Archer-Daniels-Midland Co,
                8.875%, 4/15/11 .........................   1,367,660
 1,000,000    Kraft Foods Inc.,
                6.25%, 6/1/12 ...........................   1,114,340
 1,000,000    Sara Lee Corp.,
                6.25%, 9/15/11 ..........................   1,109,510
                                                          -----------
                                                            3,591,510
                                                          -----------
              INSURANCE--.5%
   500,000    Loews Corp,
                7.625%, 6/1/23 ..........................     517,875
   750,000    Safeco Corporation,
                7.25%, 9/1/12 ...........................     780,000
                                                          -----------
                                                            1,297,875
                                                          -----------
              MEDIA--1.4%
   900,000    AOL Time Warner Inc.,
                6.875%, 5/1/12 ..........................     942,228

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2002 (CONT'D)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT      CORPORATE BONDS--(CONT'D)                       VALUE
 ---------                                                    -----
              MEDIA--(CONT'D)
$1,500,000    Disney (Walt) Company,
                4.875%, 7/2/04 .......................... $ 1,547,775
   950,000    Viacom Inc.,
                7.875%, 7/30/30 .........................   1,160,843
                                                          -----------
                                                            3,650,846
                                                          -----------
              OIL & GAS--.7%
 1,500,000    Conoco Funding Co.,
                6.35%, 10/15/11 .........................   1,642,890
                                                          -----------
              PHARMACEUTICALS--.4%
 1,000,000    Pharmacia Corporation,
                6.50%, 12/1/18 ..........................   1,089,950
                                                          -----------
              WIRELESS TELECOMMUNICATION SERVICES--.5%
 1,000,000    Vodafone Airtouch PLC,
                7.75%, 2/15/10 ..........................   1,146,590
                                                          -----------
              TOTAL CORPORATE BONDS
                (COST $45,540,804) ......................  47,392,459
                                                          -----------
              CORPORATE INVESTMENT
                GRADE TRUST--.9%
 2,250,000    Core Investment Grade Bond Trust I,
                4.727%, 11/30/07
                (COST $2,250,000) .......................   2,274,975
                                                          -----------
              U.S. GOVERNMENT &
                AGENCY OBLIGATIONS--25.4%
              Federal Farm Credit Banks,
 2,000,000       5.87%, 9/2/08 ..........................   2,253,080
              Federal Home Loan Banks,
 1,260,000       5.765%, 3/18/03 ........................   1,271,894
 2,000,000       5.25%, 2/13/04 .........................   2,089,500
   100,000       3.52%, 2/25/04 .........................     102,388
 1,500,000       7.25%, 5/13/05 .........................   1,680,615
 1,000,000       6.375%, 8/15/06 ........................   1,129,260
 1,000,000       6.75%, 8/15/07 .........................   1,160,560
              Federal Home Loan Mortgage Corporation,
 2,000,000       4.70%, 11/1/05 .........................   2,022,620
 1,000,000       5.65%, 4/25/06 .........................   1,013,820
 1,115,000       7.10%, 4/10/07 .........................   1,302,844
   800,000       5.75%, 4/15/08 .........................     897,000
              Federal National Mortgage Association,
    50,000       7.40%, 7/1/04 ..........................      54,283
 1,000,000       7.125%, 12/15/05 .......................   1,105,750
   500,000       6.96%, 4/2/07 ..........................     578,595
 2,000,000       6.08%, 2/15/10 .........................   2,269,140
   400,000       6.75%, 2/4/28 ..........................     415,500
              Student Loan Marketing Association,
 1,000,000       5.25%, 3/15/06 .........................   1,086,850

 PRINCIPAL
  AMOUNT      CORPORATE BONDS--(CONT'D)                       VALUE
 ---------                                                    -----
              U.S. Treasury Bonds,
$1,000,000       7.50%, 11/15/16 ........................ $ 1,307,190
 1,000,000       8.875%, 8/15/17 ........................   1,461,720
 3,681,000       8.125%, 8/15/19 ........................   5,127,523
 4,941,000       6.25%, 8/15/23 .........................   5,803,353
 2,873,000       6.00%, 2/15/26 .........................   3,290,045
 2,000,000       5.50%, 8/15/28 .........................   2,159,060
 1,107,000       5.25%, 11/15/28 ........................   1,155,254
 1,000,000       5.25%, 2/15/29 .........................   1,044,220
   625,000       5.375%, 2/15/31 ........................     681,150
              U.S. Treasury Notes,
 1,000,000       4.25%, 5/31/03 .........................   1,012,500
 1,000,000       3.625%, 8/31/03 ........................   1,015,470
 1,000,000       4.25%, 11/15/03 ........................   1,025,780
   800,000       6.00%, 8/15/04 .........................     858,872
 2,719,000       1.875%, 9/30/04 ........................   2,737,707
 1,000,000       5.875%, 11/15/04 .......................   1,079,840
 2,300,000       2.00%, 11/30/04 ........................   2,318,699
 1,500,000       6.50%, 5/15/05 .........................   1,664,535
 3,000,000       6.75%, 5/15/05 .........................   3,344,070
 1,550,000       6.50%, 8/15/05 .........................   1,733,334
 3,000,000       5.75%, 11/15/05 ........................   3,315,480
   800,000       6.50%, 10/15/06 ........................     917,504
   953,000       3.50%, 11/15/06 ........................     991,415
    55,000       4.00%, 11/15/12 ........................      55,705
                                                          -----------
              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                (COST $61,083,253) ......................  64,534,125
                                                          -----------
              SHORT-TERM INVESTMENTS--4.5%

              U.S.GOVERNMENT &AGENCY
                OBLIGATIONS--4.4%
 11,200,000   Federal Home Loan Banks,
                0.75%, 1/2/03
                (COST $11,199,767) ......................  11,199,767
                                                          -----------
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--.1%
              Securities Held Under Repurchase
                Agreements, 1.10%, 1/2/03, with
                Bear, Stearns & Co. Inc., dtd
                12/31/02, repurchase price
                $254,396; collateralized by
                $630,000 U.S. Treasury Bond
                Strips, due 2/15/20 .....................     254,380
                                                          -----------
              TOTAL SHORT-TERM INVESTMENTS
                (COST $11,454,147) ......................  11,454,147
TOTAL INVESTMENTS
  (COST $248,067,673)(a) .....................  99.6%     253,647,546
Other Assets in Excess of Liabilities ........    .4        1,135,995
                                               -----    -------------
NET ASSETS ................................... 100.0%    $254,783,541
                                               =====    =============

----------
  * Non-income producing security.
(a) At December 31, 2002, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $255,322,148, amounted to $1,674,602 which consisted of aggregate gross unrealized appreciation of $8,353,388 and aggregate gross unrealized depreciation of $10,027,990.



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                       CLASS O
                                         -----------------------------------------------------------------       CLASS S(ii)
                                                                                                                ------------
                                                                YEAR ENDED DECEMBER 31,                         EIGHT MONTHS
                                         -----------------------------------------------------------------          ENDED
                                            2002          2001           2000          1999          1998    DECEMBER 31, 2002(i)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                    $  13.08       $  13.77       $  15.57       $ 12.98      $ 10.76         $ 12.50
------------------------------------------------------------------------------------------------------------------------------
Net investment income                        0.20           0.18           0.20          0.15         0.19            0.02
Net realized and unrealized gain
  (loss) on investments                     (1.79)         (0.43)         (0.61)         3.45         3.02           (1.05)
------------------------------------------------------------------------------------------------------------------------------
    Total from investment
      operations                            (1.59)         (0.25)         (0.41)         3.60         3.21           (1.03)
------------------------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                         (0.20)         (0.20)         (0.13)        (0.17)       (0.18)             --
Distributions from net
  realized gains                               --          (0.24)         (1.26)        (0.84)       (0.81)             --
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                     (0.20)         (0.44)         (1.39)        (1.01)       (0.99)             --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $  11.29       $  13.08       $  13.77       $ 15.57      $ 12.98         $ 11.47
==============================================================================================================================
Total Return                               (12.29%)        (1.93%)        (2.76%)       29.21%       31.51%          (8.24%)
==============================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted)                      $254,290       $224,959       $115,894       $56,327      $28,208         $   494
==============================================================================================================================
  Ratio of expenses to average
    net assets                               0.87%          0.85%          0.88%         0.93%        0.92%           1.17%
==============================================================================================================================
  Ratio of net investment income
    to average net assets                    2.16%          2.53%          2.40%         1.66%        2.09%           1.67%
==============================================================================================================================
  Portfolio Turnover Rate                  188.76%         62.93%         63.37%       118.74%       94.64%         188.76%
==============================================================================================================================

 (i) Ratios have been annualized; total return has not been annualized.
(ii) Initially offered May 1, 2002.



                       See Notes to Financial Statements.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 2002 (UNAUDITED)

HYPOTHETICAL $10,000 INVESTMENT FROM MAY 3, 1993 TO DECEMBER 31, 2002

        [Data below were represented by a graph in the original report.]

                              Alger          S&P          Russell
                            American      MidCap 400      MidCap
                         MidCap Growth      Index      Growth Index
                         -------------    ----------   ------------
         5/3/93              10,000         10,000         10,000
         12/31/93            13,867         11,297         11,440
         12/31/94            13,653         10,893         11,193
         12/31/95            19,722         14,264         14,996
         12/31/96            22,068         17,001         17,619
         12/31/97            25,380         22,483         21,588
         12/31/98            33,069         26,781         25,445
         12/31/99            43,601         30,723         38,493
         12/31/00            47,605         36,101         33,975
         12/31/01            44,499         35,883         27,127
         12/31/02            31,354         30,630         19,694

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger American MidCap Growth Class O shares, Russell Midcap Growth Index and the S&P MidCap 400 Index on May 3, 1993, the inception date of the Alger American MidCap Growth Portfolio, through December 31, 2002. Figures for the Alger American MidCap Growth Class O shares, Russell Midcap Growth Index (an unmanaged index of common stocks) and the S&P MidCap 400 Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for the Alger American MidCap Growth Class S shares will vary from the results shown above due to differences in expenses that class bears. The Portfolio has changed its comparative index to the Russell Midcap Growth Index. Fund management believes this index more closely represents the stocks in which the Portfolio normally invests.

PERFORMANCE COMPARISON THROUGH DECEMBER 31, 2002

                                            Average Annual Total Returns

                                     1 Year          5 Years    Since Inception
                                   ---------------------------------------------
Class O (Inception 5/3/93)          (29.54%)         4.32%          12.55%
Russell Midcap Growth Index         (27.40%)        (1.82%)          7.26%
S&P MidCap 400 Index                (14.52%)         6.41%          12.27%
--------------------------------------------------------------------------------
Class S (Inception 5/1/02)              *              *           (25.52%)
Russell Midcap Growth Index             *              *           (21.96%)
S&P MidCap 400 Index                    *              *           (19.52%)
--------------------------------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2002
--------------------------------------------------------------------------------

    SHARES    COMMON STOCKS--98.7%                            VALUE
    ------                                                    -----
              AEROSPACE & DEFENSE--3.0%
   160,575    L-3 Communications Holdings, Inc.* ........ $ 7,211,423
                                                          -----------
              BANKS--2.1%
    85,520    GreenPoint Financial Corp. ................   3,863,794
    54,000    Synovus Financial Corp. ...................   1,047,600
                                                          -----------
                                                            4,911,394
                                                          -----------
              BEVERAGES--3.8%
   187,775    Constellation Brands, Inc. Cl. A* .........   4,452,145
   177,150    Pepsi Bottling Group, Inc. (The) ..........   4,552,755
                                                          -----------
                                                            9,004,900
                                                          -----------
              BIOTECHNOLOGY--1.9%
   104,125    Biogen, Inc.* .............................   4,171,248
     9,250    Gilead Sciences, Inc.* ....................     314,500
                                                          -----------
                                                            4,485,748
                                                          -----------
              COMMERCIAL SERVICES & SUPPLIES--9.4%
   463,650    Amdocs Limited* ...........................   4,553,043
    71,255    Avery Dennison Corporation ................   4,352,255
   440,900    BISYS Group, Inc. (The)* ..................   7,010,310
   161,100    Convergys Corporation* ....................   2,440,665
   113,800    Corinthian Colleges, Inc.* ................   4,308,468
                                                          -----------
                                                           22,664,741
                                                          -----------
              COMMUNICATION EQUIPMENT--4.5%
   170,300    Comverse Technology, Inc.* ................   1,706,406
   530,000    Tellabs, Inc.* ............................   3,853,100
   269,700    UTStarcom, Inc.* ..........................   5,348,151
                                                          -----------
                                                           10,907,657
                                                          -----------
              COMPUTERS & PERIPHERALS--2.0%
    79,565    Lexmark International, Inc. Cl. A* ........   4,813,683
                                                          -----------
              DIVERSIFIED FINANCIALS--5.0%
   132,597    Affiliated Managers Group, Inc.* ..........   6,669,629
   118,477    LaBranche & Co Inc.* ......................   3,156,227
    76,200    SEI Investments Company ...................   2,071,116
                                                          -----------
                                                           11,896,972
                                                          -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS--2.7%
   792,150    Flextronics International Ltd.* ...........   6,487,709
                                                          -----------
              ENERGY EQUIPMENT & SERVICES--4.8%
    78,400    BJ Services Company* ......................   2,533,104
    75,470    Cooper Cameron Corporation* ...............   3,759,915
    47,000    Smith International, Inc.* ................   1,533,140
   154,500    Transocean Inc. ...........................   3,584,400
                                                          -----------
                                                           11,410,559
                                                          -----------
              FOOD PRODUCTS--.5%
    35,575    Dean Foods Company* .......................   1,319,833
                                                          -----------
              HEALTH CARE EQUIPMENT & SUPPLIES--3.5%
    68,300    St. Jude Medical, Inc.* ...................   2,712,876
   136,400    Zimmer Holdings, Inc.* ....................   5,663,327
                                                          -----------
                                                            8,376,203
                                                          -----------

    SHARES    COMMON STOCKS--98.7%                            VALUE
    ------                                                    -----
              HEALTH CARE PROVIDERS & SERVICES--9.1%
    91,895    AmerisourceBergen Corporation ............. $ 4,990,817
    42,050    Anthem, Inc.* .............................   2,644,945
   296,000    Health Management Associates, Inc. Cl. A ..   5,298,400
   280,125    Laboratory Corporation of America Holdings*   6,510,105
    76,025    Mid Atlantic Medical Services, Inc.* ......   2,463,210
                                                          -----------
                                                           21,907,477
                                                          -----------
              HOTELS, RESTAURANTS & LEISURE--6.1%
   145,100    Brinker International, Inc.* ..............   4,679,475
    49,500    California Pizza Kitchen, Inc.* ...........   1,247,400
    65,250    International Game Technology* ............   4,953,780
    75,885    MGM MIRAGE* ...............................   2,501,928
    37,100    P.F. Chang's China Bistro, Inc.* ..........   1,346,730
                                                          -----------
                                                           14,729,313
                                                          -----------
              INSURANCE--6.2%
    79,450    Lincoln National Corporation ..............   2,509,031
   217,700    Willis Group Holdings Limited* ............   6,241,459
   155,015    W. R. Berkley Corporation .................   6,140,144
                                                          -----------
                                                           14,890,634
                                                          -----------
              INTERNET & CATALOG RETAIL--2.2%
   479,775    NetFlix Inc.*+ ............................   5,282,323
                                                          -----------
              INTERNET SOFTWARE & SERVICES--1.5%
   225,900    Yahoo! Inc.* ..............................   3,693,465
                                                          -----------
              MEDIA--2.3%
    62,990    Entercom Communications Corp.* ............   2,955,491
    46,300    McClatchy Company, Cl. A (The) ............   2,626,599
                                                          -----------
                                                            5,582,090
                                                          -----------
              MULTILINE RETAIL--.5%
    47,900    Dollar Tree Stores, Inc.* .................   1,176,903
                                                          -----------
              OIL & GAS--1.9%
   115,250    EOG Resources, Inc. .......................   4,600,780
                                                          -----------
              PHARMACEUTICALS--3.8%
   120,350    Mylan Laboratories Inc. ...................   4,200,215
   171,300    Watson Pharmaceuticals Inc.* ..............   4,842,651
                                                          -----------
                                                            9,042,866
                                                          -----------
              SEMICONDUCTOR EQUIPMENT & PRODUCTS--9.0%
   112,550    DuPont Photomasks, Inc.* ..................   2,616,788
   420,900    Fairchild Semiconductor International, Inc.
                 Cl. A* .................................   4,507,839
   197,250    International Rectifier Corporation* ......   3,641,235
   129,700    Intersil Corporation Cl. A* ...............   1,808,017
    68,100    Microchip Technology Incorporated .........   1,665,045
   198,500    National Semiconductor Corporation* .......   2,979,485
   314,100    Photronics, Inc.* .........................   4,303,170
                                                          -----------
                                                           21,521,579
                                                          -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2002 (CONT'D)
--------------------------------------------------------------------------------

    SHARES    COMMON STOCKS (CONT'D)                         VALUE
    ------                                                   -----
              SOFTWARE--5.4%
   230,625    Rational Software Corporation* .......... $  2,396,194
   131,300    Synopsys, Inc.* .........................    6,059,495
   187,800    Take-Two Interactive Software, Inc.* ....    4,411,422
                                                        ------------
                                                          12,867,111
                                                        ------------
              SPECIALTY RETAIL--5.8%
    61,200    Abercrombie & Fitch Co. Cl. A* ..........    1,252,152
   205,100    Blockbuster Inc. Cl. A ..................    2,512,475
   118,050    Chico's FAS, Inc.* ......................    2,232,326
   191,300    PETsMART, Inc.* .........................    3,276,969
   112,100    Ross Stores, Inc. .......................    4,751,919
                                                        ------------
                                                          14,025,841
                                                        ------------
              TEXTILES, APPAREL & LUXURY GOODS--.6%
    40,865    Jones Apparel Group, Inc.* ..............    1,448,256
                                                        ------------
              TRADING COMPANIES & DISTRIBUTORS--1.1%
    52,125    W. W. Grainger, Inc. ....................    2,687,044
                                                        ------------
              TOTAL COMMON STOCKS
                (COST $240,306,697) ................... $236,946,504
                                                        ------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--1.3%                  VALUE
  ---------                                                 -----
              U.S.GOVERNMENT &AGENCY
                OBLIGATIONS--1.2%
$2,900,000    Federal Home Loan Banks,
                0.75%, 1/2/03
                (COST $2,899,939) ..................... $  2,899,939
                                                        ------------
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--.1%
              Securities Held Under Repurchase
                Agreements, 1.10%, 1/2/03, with
                Bear, Stearns & Co. Inc., dtd
                12/31/02, repurchase price
                $203,507; collateralized by
                $505,000 U.S. Treasury Bond
                Strips, due 2/15/20 ...................      203,495
                                                         -----------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $3,103,434) .....................    3,103,434
                                                         -----------
TOTAL INVESTMENTS
  (COST $243,410,131)(a) .................... 100.0%     240,049,938
Other Assets in Excess of Liabilities .......   0.0           20,933
                                              -----     ------------
NET ASSETS .................................. 100.0%    $240,070,871
                                              =====     ============

----------
  * Non-income producing security.
  + Securities Partially or fully on loan.
(a) At December 31, 2002, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $253,271,917, amounted to $13,221,979 which consisted of aggregate gross unrealized appreciation of $6,973,121 and aggregate gross unrealized depreciation of $20,195,100.



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                       CLASS O
                                        ------------------------------------------------------------------       CLASS S(iii)
                                                                                                                 ------------
                                                               YEAR ENDED DECEMBER 31,                           EIGHT MONTHS
                                        ------------------------------------------------------------------           ENDED
                                           2002           2001           2000          1999          1998    DECEMBER 31, 2002(i)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                    $  17.67       $  30.62       $  32.23      $  28.87     $  24.18         $ 16.69
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                (0.10)         (0.09)(ii)     (0.03)(ii)    (0.05)        0.00(ii)       (0.07)
Net realized and unrealized gain
  (loss) on investments                     (5.12)         (1.23)          2.79          8.00         6.95           (4.19)
------------------------------------------------------------------------------------------------------------------------------
    Total from investment
      operations                            (5.22)         (1.32)          2.76          7.95         6.95           (4.26)
------------------------------------------------------------------------------------------------------------------------------
Distributions from net
  realized gains                               --         (11.63)         (4.37)        (4.59)       (2.26)             --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $  12.45       $  17.67       $  30.62      $  32.23     $  28.87         $ 12.43
==============================================================================================================================
Total Return                               (29.54%)        (6.52%)         9.18%        31.85%       30.30%         (25.52%)
==============================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted)                      $240,063       $355,015       $332,734      $931,397     $689,571            $  8
==============================================================================================================================
  Ratio of expenses to average
    net assets                               0.93%          0.88%          0.84%         0.85%        0.84%           1.19%
==============================================================================================================================
  Ratio of net investment income
    (loss) to average net assets            (0.56%)        (0.45%)        (0.09%)       (0.21%)       0.00%          (0.75%)
==============================================================================================================================
  Portfolio Turnover Rate                  323.83%        130.11%        130.85%       162.30%      152.21%         323.83%
==============================================================================================================================

  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding during the period.
(iii) Initially offered May 1, 2002.



                       See Notes to Financial Statements.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 2002 (UNAUDITED)

HYPOTHETICAL $10,000 INVESTMENT FROM JANUARY 25, 1995 TO DECEMBER 31, 2002

        [Data below were represented by a graph in the original report.]

                               Alger
                             American
                             Leveraged       S&P 500     Russell 3000
                              AllCap          Index      Growth Index
                             ---------       -------     ------------
           1/95               10,000         10,000         10,000
          12/95               17,430         13,226         13,473
          12/96               19,529         16,586         16,421
          12/97               23,372         22,120         21,140
          12/98               36,888         28,442         28,543
          12/99               65,683         34,425         38,196
          12/00               49,374         31,295         29,633
          12/01               44,501         27,576         23,814
          12/31/02            27,434         21,468         17,135

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger American Leveraged AllCap Class O shares, Russell 3000 Growth Index and the S&P 500 Index on January 25, 1995, the inception date of the Alger American Leveraged AllCap Portfolio, through December 31, 2002. Figures for the Alger American Leveraged AllCap Class O shares, Russell 3000 Growth Index (an unmanaged index of common stocks), and the S&P 500 Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for Alger American Leveraged AllCap Class S shares will vary from the results shown above due to differences in expenses that class bears. The Portfolio has changed its comparative index to the Russell 3000 Growth Index. Fund management believes this index more closely represents the stocks in which the Portfolio normally invests.

PERFORMANCE COMPARISON THROUGH DECEMBER 31, 2002

                                           Average Annual Total Returns

                                   1 Year          5 Years    Since Inception
                                 ----------------------------------------------
Class O (Inception 1/25/95)       (33.91%)         3.26%           13.56%
Russell 3000 Growth Index         (28.05%)        (4.11%)           7.02%
S&P 500 Index                     (22.10%)        (0.58%)          10.10%
-------------------------------------------------------------------------------
Class S (Inception 5/1/02)            *              *            (26.81%)
Russell 3000 Growth Index             *              *            (19.96%)
S&P 500 Index                         *              *            (17.30%)
-------------------------------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2002
--------------------------------------------------------------------------------

    SHARES    COMMON STOCKS--94.7%                           VALUE
    ------                                                   -----
              AEROSPACE & DEFENSE--1.2%
    52,900    Alliant Techsystems Inc.* ................ $ 3,298,315
                                                         -----------
              BEVERAGES--1.0%
    60,600    Coca-Cola Company ........................   2,655,492
                                                         -----------
              BIOTECHNOLOGY--8.5%
   206,400    Amgen Inc.* ..............................   9,977,376
   170,000    Biogen, Inc.* ............................   6,810,200
   184,500    Gilead Sciences, Inc.* ...................   6,273,000
                                                         -----------
                                                          23,060,576
                                                         -----------
              COMMERCIAL SERVICES & SUPPLIES--2.6%
    61,850    Apollo Group, Inc. Cl. A* ................   2,721,400
   111,500    Career Education Corporation* ............   4,460,000
                                                         -----------
                                                           7,181,400
                                                         -----------
              COMMUNICATION EQUIPMENT--3.1%
   494,800    CIENA Corporation* .......................   2,543,272
   312,300    Cisco Systems, Inc.* .....................   4,091,130
   280,000    Juniper Networks, Inc.* ..................   1,904,000
                                                         -----------
                                                           8,538,402
                                                         -----------
              COMPUTERS & PERIPHERALS--.9%
   401,000    EMC Corporation* .........................   2,462,140
                                                         -----------
              DIVERSIFIED FINANCIALS--5.1%
   245,200    Citigroup Inc. ...........................   8,628,588
    67,600    Merrill Lynch & Co., Inc. ................   2,565,420
    26,800    SLM Corporation ..........................   2,783,448
                                                         -----------
                                                          13,977,456
                                                         -----------
              ENERGY EQUIPMENT & SERVICES--1.4%
    23,690    Cooper Cameron Corporation* ..............   1,180,236
   137,600    Halliburton Company ......................   2,574,496
                                                         -----------
                                                           3,754,732
                                                         -----------
              HEALTH CARE EQUIPMENT & SUPPLIES--7.7%
    87,900    Alcon, Inc.* .............................   3,467,655
   161,795    Boston Scientific Corporation* ...........   6,879,523
    55,920    St. Jude Medical, Inc.* ..................   2,221,142
    46,700    Varian Medical Systems, Inc.* ............   2,316,320
   142,700    Zimmer Holdings, Inc.* ...................   5,924,904
                                                         -----------
                                                          20,809,544
                                                         -----------
              HEALTH CARE PROVIDERS & SERVICES--6.6%
   108,100    AmerisourceBergen Corporation ............   5,870,911
   101,700    Anthem, Inc.* ............................   6,396,930
    68,995    HCA Inc. .................................   2,863,293
    34,300    UnitedHealth Group Incorporated ..........   2,864,050
                                                         -----------
                                                          17,995,184
                                                         -----------
              HOTELS, RESTAURANTS & LEISURE--1.9%
    68,300    International Game Technology* ...........   5,185,336
                                                         -----------
              INFORMATION TECHNOLOGY
                CONSULTING & SERVICES--2.7%
   138,670    Affiliated Computer Services, Inc. Cl. A*    7,300,976
                                                         -----------

    SHARES    COMMON STOCKS--94.7%                           VALUE
    ------                                                   -----
              INSURANCE--2.9%
    92,000    AFLAC Incorporated ....................... $ 2,771,040
    38,200    American International Group, Inc. .......   2,209,870
   103,400    Willis Group Holdings Limited* ...........   2,964,478
                                                         -----------
                                                           7,945,388
                                                         -----------
              INTERNET SOFTWARE & SERVICES--.5%
    85,000    Yahoo! Inc.* .............................   1,389,750
                                                         -----------
              INTERNET & CATALOG RETAIL--3.2%
   127,950    eBay Inc.* ...............................   8,677,569
                                                         -----------
              MEDIA--2.3%
    80,400    Tribune Company ..........................   3,654,984
    64,300    Viacom Inc. Cl. B* .......................   2,620,868
                                                         -----------
                                                           6,275,852
                                                         -----------
              MULTILINE RETAIL--3.3%
   203,650    Dollar Tree Stores, Inc.* ................   5,003,681
    76,700    Wal-Mart Stores, Inc. ....................   3,874,117
                                                         -----------
                                                           8,877,798
                                                         -----------
              PHARMACEUTICALS--15.8%
    93,500    Forest Laboratories, Inc.* ...............   9,183,570
   101,300    Johnson & Johnson ........................   5,440,823
   147,000    Merck & Co., Inc. ........................   8,321,670
   172,800    Pharmacia Corporation ....................   7,223,040
   111,600    Teva Pharmaceutical Industries Ltd. ADR ..   4,308,876
   224,200    Wyeth ....................................   8,385,080
                                                         -----------
                                                          42,863,059
                                                         -----------
              SEMICONDUCTOR EQUIPMENT
                & PRODUCTS--9.1%
   339,895    Intersil Corporation Cl. A* ..............   4,738,136
   145,100    KLA-Tencor Corporation* ..................   5,132,187
   129,100    Marvell Technology Group Ltd.* ...........   2,434,826
   226,700    Maxim Integrated Products, Inc. ..........   7,490,168
   329,800    National Semiconductor Corporation* ......   4,950,298
                                                         -----------
                                                          24,745,615
                                                         -----------
              SOFTWARE--7.8%
    86,200    Intuit Inc.* .............................   4,044,504
   169,400    Microsoft Corporation* ...................   8,757,980
   769,500    Oracle Corporation* ......................   8,310,600
                                                         -----------
                                                          21,113,084
                                                         -----------
              SPECIALTY RETAIL--6.0%
   252,100    Abercrombie & Fitch Co. Cl. A* ...........   5,157,966
    80,800    Bed Bath & Beyond Inc.* ..................   2,790,024
   110,600    Best Buy Co., Inc.* ......................   2,670,990
   187,700    Gap, Inc. ................................   2,913,104
    71,000    Lowe's Companies, Inc. ...................   2,662,500
                                                         -----------
                                                          16,194,584
                                                         -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2002 (CONT'D)
--------------------------------------------------------------------------------

    SHARES    COMMON STOCKS (CONT'D)                         VALUE
    ------                                                   -----
              WIRELESS TELECOMMUNICATION
                SERVICES--1.1%
   156,800    Vodafone Group PLC Sponsored ADR ......... $  2,841,216
                                                         ------------
              TOTAL COMMON STOCKS
                (COST $268,457,817) ....................  257,143,468
                                                         ------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--6.8%                   VALUE
  ---------                                                  -----

              U.S.GOVERNMENT &AGENCY
                OBLIGATIONS--6.7%
$18,400,000   Federal Home Loan Banks,
                0.75%, 1/2/03
                (COST $18,399,616) ..................... $ 18,399,616
                                                         ------------
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--.1%
              Securities Held Under Repurchase
                Agreements, 1.10%, 1/2/03, with
                Bear, Stearns & Co. Inc., dtd
                12/31/02, repurchase price
                $213,708; collateralized by
                $530,000 U.S. Treasury Bond
                Strips, due 2/15/20 ....................      213,695
                                                         ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $18,613,311)(a) ..................   18,613,311
                                                         ------------
TOTAL INVESTMENTS
  (COST $287,071,128) ......................... 101.5%    275,756,779
Liabilities in Excess of Other Assets .........  (1.5)     (4,103,017)
                                                -----    ------------
NET ASSETS .................................... 100.0%   $271,653,762
                                                =====    ============

----------
  * Non-income producing security.
(a) At December 31, 2002, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $288,841,302, amounted to $13,084,523 which consisted of aggregate gross unrealized appreciation of $9,765,687 and aggregate gross unrealized depreciation of $22,850,210.



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                       CLASS O
                                        ------------------------------------------------------------------      CLASS S(iii)
                                                                                                                ------------
                                                               YEAR ENDED DECEMBER 31,                          EIGHT MONTHS
                                        ------------------------------------------------------------------          ENDED
                                           2002           2001           2000          1999          1998    ECEMBER 31, 2002(i)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                    $  31.55       $ 38.80        $ 57.97       $ 34.90      $ 23.17          $28.46
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                (0.14)         0.00(ii)      (0.02)(ii)    (0.09)       (0.05)          (0.02)
Net realized and unrealized gain
  (loss) on investments                    (10.56)        (6.06)        (13.77)        25.93        12.99           (7.61)
-----------------------------------------------------------------------------------------------------------------------------
    Total from investment
      operations                           (10.70)        (6.06)        (13.79)        25.84        12.94           (7.63)
-----------------------------------------------------------------------------------------------------------------------------
Distributions from net
  realized gains                               --         (1.19)         (5.38)        (2.77)       (1.21)             --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $  20.85       $ 31.55        $ 38.80       $ 57.97      $ 34.90          $20.83
=============================================================================================================================
Total Return                               (33.91%)      (15.93%)       (24.83%)       78.06%       57.83%         (26.81%)
=============================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted)                      $271,373      $443,209       $476,517      $362,500     $101,710           $ 281
=============================================================================================================================
  Ratio of expenses to average
    net assets                               0.96%         0.92%          0.90%         0.92%        0.93%           1.32%
=============================================================================================================================
  Ratio of net investment income
    (loss) to average net assets            (0.49%)        0.00%         (0.03%)       (0.49%)      (0.27%)         (0.92%)
=============================================================================================================================
  Portfolio Turnover Rate                  203.05%       103.03%        132.28%       155.74%      143.59%         203.05%
=============================================================================================================================

  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding during the period.
(iii) Initially offered May 1, 2002.



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES


DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                                       ALGER
                                                                     ALGER            AMERICAN
                                                   ALGER           AMERICAN            INCOME            ALGER
                                                 AMERICAN            SMALL               AND           AMERICAN
                                                  GROWTH        CAPITALIZATION         GROWTH          BALANCED
                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities, at value
  (identified cost*)--see accompanying
       schedules of investments               $  875,507,947      $379,223,168     $  85,092,891      $253,647,546
  Receivable for investment securities
    sold                                                  --                --                --                --
  Receivable for shares of beneficial
    interest sold                                  4,729,998           487,125            63,498            61,466
  Interest and dividends receivable                  730,691            30,219           118,003         1,830,630
  Other assets                                        53,604            19,793            22,778            12,133
--------------------------------------------------------------------------------------------------------------------
      Total Assets                               881,022,240       379,760,305        85,297,170       255,551,775
--------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for investment securities
    purchased                                      2,865,368                --                --           446,530
  Payable for shares of beneficial
    interest redeemed                              2,415,209         2,807,034           135,861           100,291
  Accrued investment management fees                 574,147           286,556            46,605           163,474
  Accrued expenses                                   235,005           109,262            41,389            57,939
--------------------------------------------------------------------------------------------------------------------
      Total Liabilities                            6,089,729         3,202,852           223,855           768,234
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                    $  874,932,511      $376,557,453     $  85,073,315      $254,783,541
====================================================================================================================
NET ASSETS CONSIST OF:
  Paid-in capital                             $1,610,679,996      $775,352,780     $ 145,958,492      $295,579,693
  Undistributed net investment
    income (accumulated loss)                             --                --           276,045         5,667,562
  Undistributed net realized gain
    (accumulated loss)                          (735,257,743)     (394,215,155)      (57,612,011)      (52,043,587)
  Net unrealized appreciation (depreciation)        (489,742)       (4,580,172)       (3,549,211)        5,579,873
====================================================================================================================
NET ASSETS                                    $  874,932,511      $376,557,453     $  85,073,315      $254,783,541
====================================================================================================================
CLASS O
NET ASSET VALUE PER SHARE                     $        24.63      $      12.21     $        7.24      $      11.29
====================================================================================================================
CLASS S
NET ASSET VALUE PER SHARE                     $        24.61      $      12.19     $        7.27      $      11.47
====================================================================================================================
  Shares of beneficial interest
    outstanding--Note 6
CLASS O                                           35,523,110        30,837,499        11,756,209        22,524,952
====================================================================================================================
CLASS S                                                  780               624             1,044            43,042
====================================================================================================================
*Identified cost                              $  875,997,689      $383,803,340     $  88,642,102      $248,067,673
====================================================================================================================

     ALGER              ALGER
    AMERICAN           AMERICAN
     MIDCAP           LEVERAGED
     GROWTH             ALLCAP
    PORTFOLIO         PORTFOLIO
------------------------------------



    $240,049,938      $275,756,779

       2,501,599           831,602

         310,698           346,885
          51,210            60,335
          12,438            15,694
------------------------------------
     242,925,883       277,011,295
------------------------------------


       2,522,631         5,021,926

          89,001            59,468
         170,197           202,427
          73,183            73,712
------------------------------------
       2,855,012         5,357,533
------------------------------------
    $240,070,871      $271,653,762
====================================

    $347,941,679      $563,435,691

              --                --

    (104,510,615)     (280,467,580)
      (3,360,193)      (11,314,349)
====================================
    $240,070,871      $271,653,762
====================================

    $      12.45      $      20.85
====================================

    $      12.43      $      20.83
====================================


      19,276,301        13,012,839
====================================
             605            13,466
====================================
    $243,410,131      $287,071,128
====================================



                    See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                                     ALGER
                                                                      ALGER         AMERICAN                          ALGER
                                                     ALGER          AMERICAN         INCOME           ALGER          AMERICAN
                                                   AMERICAN           SMALL            AND          AMERICAN          MIDCAP
                                                    GROWTH       CAPITALIZATION      GROWTH         BALANCED          GROWTH
                                                   PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
Investment income
     Income:
       Interest                                $     286,041    $     639,840    $      50,325    $   6,656,141    $     175,129
       Dividends                                   9,507,815          607,544        1,134,256          967,955          921,364
--------------------------------------------------------------------------------------------------------------------------------
         Total Income                              9,793,856        1,247,384        1,184,581        7,624,096        1,096,493
--------------------------------------------------------------------------------------------------------------------------------
     Expenses:
       Management fees--Note 3(a)                  8,770,630        3,810,001          711,969        1,887,444        2,409,650
       Custodian fees                                281,305          136,690           64,420          103,590          126,910
       Transfer agent fees                           472,070          185,781           47,591          116,780          129,553
       Professional fees                              53,091           26,640            7,957           18,178           16,528
       Trustees' fees                                  3,000            3,000            3,000            3,000            3,000
       Miscellaneous                                 331,777          170,102           63,731           54,353          107,811
--------------------------------------------------------------------------------------------------------------------------------
         Total Expenses                            9,911,873        4,332,214          898,668        2,183,345        2,793,452
--------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                     (118,017)      (3,084,830)         285,913        5,440,751       (1,696,959)
--------------------------------------------------------------------------------------------------------------------------------
   Realized and Unrealized
     Gain (LOSS) on Investments
       Net realized loss on investments         (416,292,431)     (76,940,249)     (41,587,543)     (38,391,132)     (68,081,429)
       Net change in unrealized appreciation
         (depreciation) on investments           (64,423,993)     (59,764,196)      (3,141,997)        (616,081)     (39,072,997)
--------------------------------------------------------------------------------------------------------------------------------
       Net realized and unrealized loss
         on investments                         (480,716,424)    (136,704,445)     (44,729,540)     (39,007,213)    (107,154,426)
--------------------------------------------------------------------------------------------------------------------------------
   Net DECREASE in
     NET assets resulting
     FROM operations                           $(480,834,441)   $(139,789,275)   $ (44,443,627)   $ (33,566,462)   $(108,851,385)
================================================================================================================================

     ALGER
   AMERICAN
   LEVERAGED
    ALLCAP
   PORTFOLIO
--------------


  $   526,058
    1,138,355
--------------
    1,664,413
--------------

    2,988,448
      114,796
      146,968
       18,011
        3,000
      104,422
--------------
    3,375,645
--------------
   (1,711,232)
--------------


 (112,551,348)

  (34,471,626)
--------------

 (147,022,974)
--------------


$(148,734,206)
==============



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                                 ALGER
                                                                   ALGER        AMERICAN                        ALGER
                                                   ALGER         AMERICAN        INCOME          ALGER         AMERICAN
                                                 AMERICAN          SMALL          AND          AMERICAN         MIDCAP
                                                  GROWTH      CAPITALIZATION     GROWTH        BALANCED         GROWTH
                                                 PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 $     (118,017)  $  (3,084,830)  $    285,913   $  5,440,751   $  (1,696,959)
Net realized loss on investments               (416,292,431)    (76,940,249)   (41,587,543)   (38,391,132)    (68,081,429)
Net change in unrealized appreciation
  (depreciation) on investments                 (64,423,993)    (59,764,196)    (3,141,997)      (616,081)    (39,072,997)
--------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets
  resulting from operations                    (480,834,441)   (139,789,275)   (44,443,627)   (33,566,462)   (108,851,385)
--------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders--Class O:
  Net investment income                            (477,437)             --       (754,704)    (4,212,264)             --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from shares of
  beneficial interest transactions:
  Class O                                      (184,104,215)     (1,027,572)   (13,744,691)    67,104,186      (6,102,803)
  Class S                                            21,811          10,000         10,000        499,543          10,073
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from shares of
   beneficial interest transactions--Note 6    (184,082,404)     (1,017,572)   (13,734,691)    67,603,729      (6,092,730)
--------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease)                  (665,394,282)   (140,806,847)   (58,933,022)    29,825,003    (114,944,115)
Net Assets
  Beginning of year                           1,540,326,793     517,364,300    144,006,337    224,958,538     355,014,986
--------------------------------------------------------------------------------------------------------------------------
  End of year                                $  874,932,511   $ 376,557,453   $ 85,073,315   $254,783,541   $ 240,070,871
--------------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income
    (accumulated loss)                       $           --   $          --   $    276,045   $  5,667,562   $          --
==========================================================================================================================

     ALGER
   AMERICAN
   LEVERAGED
    ALLCAP
   PORTFOLIO
---------------
$  (1,711,232)
 (112,551,348)

  (34,471,626)
---------------

 (148,734,206)
---------------

      (28,241)
---------------


  (23,086,500)
      293,689
---------------

  (22,792,811)
---------------
 (171,555,258)

  443,209,020
---------------
$ 271,653,762
---------------

$          --
===============

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                                 ALGER
                                                                   ALGER        AMERICAN                       ALGER
                                                   ALGER         AMERICAN        INCOME          ALGER        AMERICAN
                                                 AMERICAN          SMALL           AND         AMERICAN        MIDCAP
                                                  GROWTH      CAPITALIZATION     GROWTH        BALANCED        GROWTH
                                                 PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 $      483,689   $  (1,546,011)  $    748,553   $  4,056,867   $  (1,453,488)
Net realized loss on investments               (314,946,973)   (254,851,957)   (14,473,539)   (12,740,137)    (35,444,595)
Net change in unrealized appreciation
  (depreciation) on investments                  88,906,506      47,220,896    (10,058,421)     6,282,853      12,675,355
--------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting
  from operations                              (225,556,778)   (209,177,072)   (23,783,407)    (2,400,417)    (24,222,728)
Dividends to shareholders--Class O:
  Net investment income                          (3,952,243)       (277,396)      (548,378)    (2,131,825)             --
  Net realized gains                           (214,157,676)             --    (10,381,805)    (2,594,824)   (133,539,477)
Net increase from shares of
   beneficial interest transactions--Note 6     174,056,675      26,448,426     27,936,637    116,191,618     180,043,264
--------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease)                  (269,610,022)   (183,006,042)    (6,776,953)   109,064,552      22,281,059
Net Assets
  Beginning of year                           1,809,936,815     700,370,342    150,783,290    115,893,986     332,733,927
--------------------------------------------------------------------------------------------------------------------------
  End of year                                $1,540,326,793   $ 517,364,300   $144,006,337   $224,958,538   $ 355,014,986
--------------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income
    (accumulated loss)                       $      451,921   $          --   $    753,067   $  4,054,635   $          --
--------------------------------------------------------------------------------------------------------------------------

    ALGER
  AMERICAN
  LEVERAGED
   ALLCAP
  PORTFOLIO
--------------
$     18,855
(141,288,267)

  58,822,151
--------------

 (82,447,261)

          --
 (15,500,392)

  64,639,587
--------------
 (33,308,066)

 476,517,086
--------------
$443,209,020
--------------

$     18,855
--------------



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 2002
--------------------------------------------------------------------------------

NOTE 1--GENERAL:

The Alger American Fund (the "Fund") is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six series of shares of beneficial interest: Alger American Growth Portfolio, Alger American Small Capitalization Portfolio, Alger American Income and Growth Portfolio, Alger American Balanced Portfolio, Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio (collectively the "Portfolios"). The American Growth Portfolio, American Small Capitalization
Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio's primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

Each Portfolio offers Class O and Class S shares. Class S shares were first offered May 1, 2002. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange ("NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and the asked price, or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued according to procedures established by the Board of Trustees to determine fair value in good faith.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Effective January 1, 2001, premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities. This change in accounting policy which has been applied retroactively had no material effect on the accompanying financial statements.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. At December 31, 2002, the value of securities loaned and collateral received for the American MidCap Growth Portfolio was $2,878,565 and $2,938,051, respectively.

(e)  DIVIDENDS  TO  SHAREHOLDERS:   Dividends  and   distributions   payable  to
shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

Each class is treated separately in determining the amounts of dividends of net investment income and distributions of capital gains payable to holders of its shares.

The characterization of dividends to shareholders for financial reporting purposes is determined in accordance with federal income

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)

DECEMBER 31, 2002
--------------------------------------------------------------------------------

tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

At December 31, 2002, the American Growth Portfolio, the American Small Capitalization Portfolio, the American Income and Growth Portfolio, the American Balanced Portfolio, the American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio reclassified $143,533, $4,630,841, $8,231, $384,440, $3,150,447 and $1,720,618, respectively, from undistributed net investment income (accumulated loss) and $20,562, $15,919, $10,060, $19,725, $18,471 and
$12,326, respectively, from undistributed net realized gain (accumulated loss) to paid-in capital. Reclassifications result primarily from the difference in tax treatment of net operating losses. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

(f) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At December 31, 2002, the net capital loss carryforwards of the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio which may be used to offset future net realized gains, were $587,128,017, $384,006,887, $47,917,451, $38,641,762, $92,294,548
and $263,951,002, respectively, and expire between 2008 and 2010.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the fund's next taxable year. For the period ended December 31, 2002, the amount of deferral for the American Growth Portfolio, the American Small Capitalization Portfolio, the American
Income and Growth  Portfolio,  the  American  Balanced  Portfolio,  the American
MidCap Growth Portfolio and the American Leveraged Allcap Portfolio were $61,701,165, $7,043,361, $4,162,874, $6,392,350, $2,354,282, and $14,746,404,
respectively.

(g) ALLOCATION METHODS: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Portfolio are allocated among the Portfolio's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class S shares.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement (the "Agreement") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

American Growth Portfolio ..............................  .750%
American Small Capitalization Portfolio ................  .850
American Income and Growth Portfolio ...................  .625
American Balanced Portfolio ............................  .750
American MidCap Growth Portfolio .......................  .800
American Leveraged AllCap Portfolio ....................  .850

Each Agreement further provides that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(b) DISTRIBUTION FEES: Class S shares--The Fund has adopted a Distribution Plan pursuant to which Class S shares of each Portfolio pay Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor"), a fee at the annual rate of .25% of the respective average daily net assets of the Class S shares of the designated Portfolios to compensate the Distributor for its activities and expenses incurred in distributing the Class S shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(c) BROKERAGE COMMISSIONS: During the year ended December 31, 2002, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio paid the Distributor $6,718,893, $1,017,926, $733,297, $750,554, $1,982,993 and $1,404,989, respectively, in connection with securities transactions.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)

DECEMBER 31, 2002
--------------------------------------------------------------------------------

(d) TRANSFER AGENCY FEES: The Fund has entered into a transfer agency agreement with Alger Shareholder Services, Inc. ("Services"), an affiliate of Alger Management, whereby Services will act as transfer agent for the Fund.

(e) OTHER: Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Services.

NOTE 4--SECURITIES TRANSACTIONS:

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 2002, were as follows:

                                      PURCHASES          SALES
                                      ---------         ------
American Growth Portfolio ......  $2,745,130,865   $2,891,307,553
American Small Capitalization
  Portfolio ....................     469,106,752      564,401,573
American Income and Growth
  Portfolio ....................     306,285,921      306,861,048
American Balanced Portfolio ....     519,597,757      436,509,286
American MidCap Growth
  Portfolio ....................     961,337,851      949,267,869
American Leveraged AllCap
  Portfolio ....................     656,834,847      661,101,444

NOTE 5--LINE OF CREDIT:

The American Leveraged AllCap Portfolio has a line of credit with its custodian bank whereby it may borrow up to one-third of the value of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. To the extent American Leveraged AllCap Portfolio borrows under this line, it must pledge securities with a total value of at least twice the amount borrowed. This line of credit was not utilized during the year ended December 31, 2002.

NOTE 6--SHARE CAPITAL:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value.

During the period ended December 31, 2002, transactions of shares of beneficial interest were as follows:

                                         SHARES         AMOUNT
                                         -------       --------
American Growth
   Portfolio:
     Class O:
       Shares sold ................   13,932,703    $ 434,633,574
       Dividends reinvested .......       14,767          477,437
       Shares redeemed ............  (20,309,607)    (619,215,226)
                                     -----------    -------------
       Net decrease ...............   (6,362,137)   $(184,104,215)
                                     ===========    =============
     Class S*:
       Shares sold ................          782    $      21,875
       Shares redeemed ............           (2)             (64)
                                     -----------    -------------
       Net increase ...............          780    $      21,811
                                     ===========    =============


                                        SHARES         AMOUNT
                                        -------       --------
American Small Capitalization
   Portfolio:
     Class O:
       Shares sold ................  285,319,470  $ 3,860,232,086
       Shares redeemed ............ (285,740,568)  (3,861,259,658)
                                    ------------  --------------
       Net decrease ...............     (421,098) $    (1,027,572)
                                    ============  ==============
     Class S*:
       Shares sold ................          624  $        10,000
                                    ============  ==============

                                        SHARES         AMOUNT
                                        -------       --------
American Income and Growth
   Portfolio:
     Class O:
       Shares sold ................    1,726,461   $   15,838,421
       Dividends reinvested .......       81,064          754,704
       Shares redeemed ............   (3,673,524)     (30,337,816)
                                      ----------   --------------
       Net decrease ...............   (1,865,999)  $  (13,744,691)
                                      ==========   ==============
     Class S*:
       Shares sold ................        1,044   $       10,000
                                      ==========   =============


                                        SHARES         AMOUNT
                                        -------       --------
American Balanced
   Portfolio:
     Class O:
       Shares sold ................    8,764,536     $107,315,310
       Dividends reinvested .......      345,834        4,212,264
       Shares redeemed ............   (3,788,621)     (44,423,388)
                                      ----------     ------------
       Net increase ...............    5,321,749     $ 67,104,186
                                      ==========     ============
     Class S*:
       Shares sold ................       43,065     $    499,810
       Shares redeemed ............          (23)            (267)
                                      ----------     ------------
       Net increase ...............       43,042     $    499,543
                                      ==========     ===========


                                        SHARES         AMOUNT
                                        -------       --------
American MidCap Growth
   Portfolio:
     Class O:
       Shares sold ................   49,547,126     $734,070,964
       Shares redeemed ............  (50,366,266)    (740,173,767)
                                     -----------     ------------
       Net decrease ...............     (819,140)    $ (6,102,803)
                                     ===========     ============
     Class S*:
       Shares sold ................          605     $     10,073
                                     ===========     ============


                                        SHARES         AMOUNT
                                        -------       --------
American Leveraged AllCap
   Portfolio:
     Class O:
       Shares sold ................    4,441,227     $118,686,176
       Dividends reinvested .......        1,029           28,241
       Shares redeemed ............   (5,478,468)    (141,800,917)
                                      ----------     ------------
       Net decrease ...............   (1,036,212)    $(23,086,500)
                                      ==========     ============
     Class S*:
       Shares sold ................       14,226     $    309,589
       Shares redeemed ............         (760)         (15,900)
                                      ----------     ------------
       Net increase ...............       13,466     $    293,689
                                      ==========     ============

* Initially offered May 1, 2002.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)

DECEMBER 31, 2002
--------------------------------------------------------------------------------

During the year ended December 31, 2001, transactions of shares of beneficial interest were as follows:

                                        SHARES         AMOUNT
                                        -------       --------
American Growth
   Portfolio:
     Shares sold ..................   25,229,864   $1,005,776,731
     Dividends reinvested .........    5,175,810      218,109,919
     Shares redeemed ..............  (26,808,045)  (1,049,829,975)
                                     -----------   --------------
       Net increase ...............    3,597,629   $  174,056,675
                                     ===========   ==============

                                        SHARES         AMOUNT
                                        -------       --------
American Small Capitalization
   Portfolio:
     Shares sold ..................  165,361,389   $2,860,605,803
     Dividends reinvested .........       14,560          277,396
     Shares redeemed .............. (163,932,105)  (2,834,434,773)
                                    ------------   --------------
       Net increase ...............    1,443,844   $   26,448,426
                                    ============   ==============

                                        SHARES         AMOUNT
                                        -------       --------
American Income and Growth
   Portfolio:
     Shares sold ..................    3,790,717   $   43,956,026
     Dividends reinvested .........      932,610       10,930,183
     Shares redeemed ..............   (2,474,706)     (26,949,572)
                                      ----------   --------------
       Net increase ...............    2,248,621   $   27,936,637
                                      ==========   ==============

                                        SHARES         AMOUNT
                                        -------       --------
American Balanced
   Portfolio:
     Shares sold ..................   10,427,638   $  137,648,938
     Dividends reinvested .........      348,830        4,726,649
     Shares redeemed ..............   (1,990,212)     (26,183,969)
                                      ----------   --------------
       Net increase ...............    8,786,256   $  116,191,618
                                      ==========   ==============

                                        SHARES         AMOUNT
                                        -------       --------
American MidCap Growth
   Portfolio:
     Shares sold ..................   38,858,967   $  837,277,732
     Dividends reinvested .........    7,118,309      133,539,477
     Shares redeemed ..............  (36,749,060)    (790,773,945)
                                      ----------   --------------
       Net increase ...............    9,228,216   $  180,043,264
                                      ==========   ==============

                                        SHARES         AMOUNT
                                        -------       --------
American Leveraged AllCap
   Portfolio:
     Shares sold ..................    7,085,585   $  233,714,872
     Dividends reinvested .........      442,363       15,500,392
     Shares redeemed ..............   (5,759,670)    (184,575,677)
                                      ----------   --------------
       Net increase ...............    1,768,278   $   64,639,587
                                      ==========   ==============

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid were as follows:

                                         YEAR ENDED DECEMBER 31,
                                         ----------------------
                                         2002          2001
                                       --------      --------
American Growth Portfolio:
Distributions paid from:
  Ordinary Income .................   $  477,437     $  3,952,243
  Long-term capital gain ..........           --      214,157,676
                                      ----------     ------------
  Total distributions paid ........   $  477,437     $218,109,919
                                      ==========     ============
American Small Capitalization
   Portfolio:
Distributions paid from:
  Ordinary Income .................           --     $    277,396
  Long-term capital gain ..........           --               --
                                      ----------     ------------
  Total distributions paid ........           --     $    277,396
                                      ==========     ============
American Income and
   Growth Portfolio:
Distributions paid from:
  Ordinary Income .................   $  754,704     $  8,798,984
  Long-term capital gain ..........           --        2,131,199
                                      ----------     ------------
   Total distributions paid .......   $  754,704     $ 10,930,183
                                      ==========     ============
American Balanced Portfolio:
Distributions paid from:
  Ordinary Income .................   $4,212,264     $  2,131,825
  Long-term capital gain ..........           --        2,594,824
                                      ----------     ------------
  Total distributions paid ........   $4,212,264     $  4,726,649
                                      ==========     ============
American MidCap Growth
   Portfolio:
Distributions paid from:
  Ordinary Income .................           --     $ 22,532,199
  Long-term capital gain ..........           --      111,007,278
                                      ----------     ------------
  Total distributions paid ........           --     $133,539,477
                                      ==========     ============
American Leveraged AllCap
   Portfolio:
Distributions paid from:
  Ordinary Income .................   $   28,241     $         --
  Long-term capital gain ..........           --       15,500,392
                                      ----------     ------------
  Total distributions paid ........   $   28,241     $ 15,500,392
                                      ==========     ============

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)

DECEMBER 31, 2002
--------------------------------------------------------------------------------

As of December 31, 2002 the components of distributable earnings on a tax basis were as follows:

American Growth Portfolio:
   Undistributed ordinary income ..................           --
   Undistributed long-term gain ...................           --
   Capital and other losses ....................... $648,829,182
   Unrealized appreciation
     (depreciation) ...............................  (86,918,302)
American Small Capitalization Portfolio:
   Undistributed ordinary income ..................           --
   Undistributed long-term gain ...................           --
   Capital and other losses ....................... $391,050,245
   Unrealized appreciation
     (depreciation) ...............................   (7,745,083)
American Income and Growth Portfolio:
   Undistributed ordinary income .................. $    276,045
   Undistributed long-term gain ...................           --
   Capital and other losses .......................   52,080,325
   Unrealized appreciation
     (depreciation) ...............................   (9,080,898)
American Balanced Portfolio:
   Undistributed ordinary income .................. $  5,912,564
   Undistributed long-term gain ...................           --
   Capital and other losses .......................   45,034,112
   Unrealized appreciation
     (depreciation) ...............................   (1,674,602)
American MidCap Growth Portfolio:
   Undistributed ordinary income ..................           --
   Undistributed long-term gain ...................           --
   Capital and other losses ....................... $ 94,648,830
   Unrealized appreciation
     (depreciation) ...............................  (13,221,979)
American Leveraged AllCap Portfolio:
   Undistributed ordinary income ..................           --
   Undistributed long-term gain ...................           --
   Capital and other losses ....................... $278,697,406
   Unrealized appreciation
     (depreciation) ...............................  (13,084,523)

The  difference  between  book  basis  and  tax-basis  unrealized   appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                         REPORT OF INDEPENDENT AUDITORS



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF THE ALGER AMERICAN FUND:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Alger American Fund (a Massachusetts business trust comprising, respectively, the Alger American Growth, Alger American Small Capitalization, Alger American Income and Growth, Alger American Balanced, Alger American MidCap Growth, and Alger American Leveraged AllCap Portfolios) as of December 31, 2002, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended December 31, 2001 and the financial highlights for each of the four years then ended were audited by other auditors, whose report, dated January 24, 2002, expressed an unqualified opinion on those statements of changes in net assets and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above, and audited by us, present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger American Fund as of December 31, 2002, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.


                                                   ERNST & YOUNG LLP

New York, New York
January 31, 2003

CHANGE IN THE FUND'S CERTIFYING ACCOUNTANT

In December 2001, the Board of Trustees of the Fund selected Arthur Andersen LLP ("Andersen") as its independent auditor for the fiscal year ended December 31, 2002. At a special meeting held on July 3, 2002, the Board of the Fund, including a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Fund, elected to terminate the appointment of Andersen in light of recent events involving that firm and selected Ernst & Young LLP as the Fund's independent auditor for the 2002 fiscal year. The decision to change accountants was approved by the Fund's Audit Committee.

Andersen's reports on the Fund's financial statements for the Fund's two most recent years prior to the year ended December 31, 2002, contained no adverse opinion or disclaimer of opinion, and neither report was qualified or modified as to uncertainty, audit scope, or accounting principles. During those years and the subsequent period preceding Andersen's dismissal, there were no disagreements with Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, and there were no reportable events of the kinds listed in Item 304, paragraph (a)(1)(v), of Regulation S-K under the Securities Exchange Act of 1934.

TRUSTEES AND OFFICERS OF THE FUND

Information about the Trustees and officers of the Fund is set forth below. In the table the term "Alger Fund Complex" refers to the Fund, Spectra Fund, The Alger Fund, The Alger Institutional Fund and Castle Convertible Fund, Inc., each of which is a registered investment company managed by Fred Alger Management, Inc. ("Alger Management"). Each Trustee serves until an event of termination, such as death or resignation, or until his successor is duly elected; each officer's term of office is one year. Unless otherwise noted, the address of each person named below is 111 Fifth Avenue, New York, NY 10003.

                                                                                                      NUMBER OF PORTFOLIOS
                                                                                                        IN THE ALGER FUND
                                                                                          TRUSTEE            COMPLEX
NAME, AGE, POSITION WITH                                                                  AND/OR       WHICH ARE OVERSEEN
  THE FUND AND ADDRESS                        PRINCIPAL OCCUPATIONS                    OFFICER SINCE       BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Fred M. Alger III (67)        Chairman of the Board and President of Alger Associates,      1988               22
  Chairman of the Board       Inc. ("Associates"), Fred Alger & Company,
  and President               Incorporated ("Alger Inc."), Alger Management, Alger
                              Properties, Inc. ("Properties"), Alger Shareholder
                              Services, Inc. ("Services"), Alger Life Insurance
                              Agency, Inc. ("Agency"), Fred Alger International Advisory
                              S.A. ("International"), and the five funds in the Alger
                              Fund Complex; Chairman of the Boards of Alger SICAV
                              ("SICAV") and Analysts Resources, Inc. ("ARI").

NON-INTERESTED TRUSTEES

Stephen E. O'Neil (70)        Attorney; Private investor since 1981; Director of            1988               22
  Trustee                     NAHC, Inc. and Brown-Forman Corporation; Trustee/
  200 East 66th Street        Director of the five funds in the Alger Fund Complex;
  New York, NY 10021          formerly of Counsel to the law firm of Kohler & Barnes;
                              formerly Director of Syntro Corporation.

Nathan E. Saint-Amand,        Medical doctor in private practice; Co-Partner Fishers        1988               22
  M.D. (64)                   Island Partners; Member of the Board of the Manhattan
  Trustee                     Institute; Trustee/Director of the five funds in the Alger
  2 East 88th Street          Fund Complex. Formerly Co-Chairman Special Projects
  New York, NY 10128          Committee of Memorial Sloan Kettering.

B. Joseph White (55)          President, William Davidson Institute at the University of    1999               22
  Trustee                     Michigan Business School; William K. Pierpont Collegiate
  701 Tappan Street, D2253    Professor, University of Michigan Business School; Director,
  Ann Arbor, MI 48109         Gordon Food Service; Trustee and Chair, Audit Committee,
                              Equity Residential  Properties Trust; Director and
                              Chair,  Compensation  Committee,  Kelly  Services,
                              Inc.;  Trustee/Director  of the five  funds in the
                              Alger Fund Complex.

                                                                                                       NUMBER OF PORTFOLIOS
                                                                                                         IN THE ALGER FUND
                                                                                           TRUSTEE            COMPLEX
NAME, AGE, POSITION WITH                                                                   AND/OR       WHICH ARE OVERSEEN
  THE FUND AND ADDRESS                        PRINCIPAL OCCUPATIONS                     OFFICER SINCE       BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
OFFICERS

Gregory S. Duch (51)          Executive Vice President, Treasurer and Director of           1989               N/A
  Treasurer                   Alger Inc., Alger Management, Properties and Associates;
                              Executive  Vice  President  and  Treasurer of ARI,
                              Services  and Agency;  Treasurer  and  Director of
                              International;  Treasurer of the five funds in the
                              Alger  Fund  Complex.  Chairman  of the  Board  of
                              Trust.

Dorothy G. Sanders (47)       Senior Vice President, General Counsel and Secretary of       2000               N/A
  Secretary                   Alger, Inc., General Counsel and Secretary of Associates,
                              Agency, Properties, Services, ARI and Alger Management;
                              Secretary of International, and the five funds in the Alger
                              Fund Complex. Formerly Senior Vice President, Fleet
                              Financial Group.

Frederick A. Blum (48)        Senior Vice President of Alger Management; Assistant          1996               N/A
  Assistant Secretary and     Treasurer and Assistant Secretary of the five funds in the
  Assistant Treasurer         Alger Fund Complex. Director, Executive Vice President
                              and Treasurer of Trust.


Mr. Alger is an "interested person"(as defined in the Investment Company Act) of the Fund because of his affiliations with Alger Management and Alger Inc., the Fund's principal underwriter. No Trustee is a director of any public company except as may be indicated under "Principal Occupations." Effective February 4, 2003, Mr. White resigned from the Board of the Fund.

The Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request by calling
(800) 992-3863.



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